UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2019 – November 30, 2019

Item 1.  Reports to Stockholders.
The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM

11.30.2019 (Unaudited)

Guggenheim Funds Semiannual Report

Guggenheim Strategic Opportunities Fund

Beginning on January 1, 2021, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a registered shareholder and your shares are held with the Fund's transfer agent, Computershare, you may log into your Investor Center account at www.computershare.com/investor and go to "Communication Preferences" or call 1-866-488-3559.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you may call Computershare at 1-866-488-3559. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all closed-end funds you hold.

GuggenheimInvestments.com

CEF-GOF-SAR-1119

GUGGENHEIMINVESTMENTS.COM/GOF
... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com/gof, you will find:
•	Daily, weekly and monthly data on share prices, net asset values, distributions and more
•	Portfolio overviews and performance analyses
•	Announcements, press releases and special notices
•	Fund and adviser contact information
Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

(Unaudited)	November 30, 2019

DEAR SHAREHOLDER
We thank you for your investment in the Guggenheim Strategic Opportunities Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2019.
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2019, the Fund provided a total return based on market price of 2.76% and a total return based on NAV of 1.66%. As of November 30, 2019, the Fund’s market price of $19.36 represented a premium of 13.08% to its NAV of $17.12. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses.
Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.
From June 2019 through November 2019, the Fund paid a monthly distribution of $0.1821 per share. The latest distribution represents an annualized distribution rate of 11.29% based on the Fund’s closing market price of $19.36 on November 30, 2019. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see the Distributions to Shareholders & Annualized Distribution Rate on page 16, and Note 2(f) on page 64 for more information on distributions for the period.
Guggenheim Funds Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.
We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 89 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Fund endeavors to maintain a stable monthly distribution, the DRIP effectively provides an income averaging technique

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DEAR SHAREHOLDER (Unaudited) continued	November 30, 2019

which causes shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.
To learn more about the Fund’s performance and investment strategy, we encourage you to read the Economic and Market Overview and the Questions & Answers sections of this report, which begin on page 5. You’ll find information on Guggenheim’s investment philosophy, views on the economy and market environment, and detailed information about the factors that impacted the Fund’s performance.
We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gof.

Sincerely,

Guggenheim Funds Investment Advisors, LLC
Guggenheim Strategic Opportunities Fund

December 31, 2019

4 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2019

U.S. real gross domestic product (“GDP”) growth held roughly steady at a 2.1% annualized rate in the third quarter of 2019 versus 2.0% in the second quarter. The data showed a moderation in government spending and personal consumption expenditure growth, which came in at a 3.1% annualized rate after an unsustainably strong 4.6% reading in the prior quarter. However, this was largely offset by a smaller drag from inventories and net exports.
Despite the pullback in consumer spending growth, the U.S. household sector has remained a bright spot, as clouds have gathered over the global economy. The manufacturing sector has borne the brunt of the escalation in U.S.-China tariffs, while also contending with headwinds in the form of U.S. dollar appreciation and weakness in foreign demand. Beyond the U.S., the trade conflict and China’s ongoing financial deleveraging have detracted from global trade volumes, which are contracting on a year-over-year basis for the first time since 2009. The global trade recession has weighed on GDP growth in economies that are particularly trade- and investment-oriented. Real GDP growth in China slowed to 6.0% year over year in the third quarter, the slowest pace in several decades, while German GDP grew by just 0.3% annualized in the third quarter of 2019 after contracting by 1.0% in the prior quarter.
The good news is that the manufacturing sector represents only 11.0% of U.S. GDP and 8.4% of non-farm payrolls. We see encouraging signs of an upturn in goods production, which a tentative U.S.-China trade truce should support. Meanwhile, growth in the much larger services sector has moderated, with real personal spending on services having softened over the past year. Also noteworthy to us was the decline in the employment diffusion index of the IHS Markit purchasing managers index (“PMI”) for services, which fell to 47.5 in October before rebounding in November and December. Global PMIs also showed a sequential improvement in labor market conditions in November.
Fiscal policy is estimated to have boosted U.S. real GDP growth by about 0.6% in 2019. This substantial fiscal support should fade in 2020, resulting in no contribution to growth (a shift in the growth impulse). We expect the U.S. Federal Reserve (the “Fed”) to remain on hold in the near term, with monetary policymakers having indicated that the bar is high for further rate changes. This message has since been reinforced by the Fed’s senior leadership, who have noted that “monetary policy is in a good place.” The recent rally in stocks and bear steepening (widening caused by long-term interest rates increasing at a faster rate than short-term rates) of the yield curve suggests that markets agree.
The Fed’s mid-cycle adjustment appears to have successfully staved off recession. The expansion will likely continue in the near term with the help of global monetary easing efforts that are helping to drive risk assets higher. Year-to-date performance across different asset classes shows rates and cyclical equities both delivering better returns than credit, although the Fed’s easing will likely allow risks to build in certain areas of the credit markets. For now, we continue to focus on income and capital preservation.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 5

QUESTIONS & ANSWERS (Unaudited)	November 30, 2019

Guggenheim Strategic Opportunities Fund (“Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”). This team includes B. Scott Minerd, Chairman of Guggenheim Investments and Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director and Chief Investment Officer, Fixed Income; Steven H. Brown, CFA, Senior Managing Director and Portfolio Manager; and Adam Bloch, Managing Director and Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six-month period ended November 30, 2019.
What is the Fund’s investment objective and how is it pursued?
The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis.
The Fund seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior-equity securities (“Income Securities”) selected from a variety of credit qualities and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency securities, mezzanine and preferred securities and convertible securities, and in common stocks, limited liability company interests, trust certificates, and other equity investments (“Common Equity Securities”), exposure to which is obtained primarily by investing in exchange-traded funds (“ETFs”) that Guggenheim believes offer attractive yield and/or capital appreciation potential, including employing a strategy of writing (selling) covered call and put options on such equities. Guggenheim believes the volatility of the Fund can be reduced by diversifying across a large number of sectors and securities, some of which historically have not been highly correlated to one another.
Under normal market conditions:
•
The Fund may invest without limitation in fixed-income securities rated below investment grade (commonly referred to as “junk bonds”); the Fund may invest in below-investment grade income securities of any rating;

•
The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated fixed-income securities of corporate and governmental issuers located outside the U.S., including up to 10% of total assets in fixed-income securities of issuers located in emerging markets;

6 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2019

•
The Fund may invest up to 50% of its total assets in common equity securities, and the Fund may invest in ETFs or other investment funds that track equity market indices and/or through derivative instruments that replicate the economic characteristics of exposure to Common Equity Securities; and

•
The Fund may invest up to 30% of its total assets in investment funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly, of which amount up to 30% of the Fund’s total assets may be invested in investment funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) to the extent permitted by applicable law and related interpretations of the staff of the U.S. Securities and Exchange Commission.

Guggenheim’s process for determining whether to buy a security is a collaborative effort between various groups including: (i) economic research, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, Guggenheim uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim also considers macroeconomic outlook and geopolitical issues.
The Fund may use financial leverage to finance the purchase of additional securities. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. If income and gains earned on securities purchased with the financial leverage proceeds are greater than the cost of the financial leverage, common shareholders’ return will be greater than if financial leverage had not been used. Conversely, if the income or gains from the securities purchased with the proceeds of financial leverage are less than the cost of the financial leverage, common shareholders’ return will be less than if financial leverage had not been used.
How did the Fund perform for the six months ended November 30, 2019?
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2019, the Fund provided a total return based on market price of 2.76% and a total return based on NAV of 1.66%. As

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2019

of November 30, 2019, the Fund’s market price of $19.36 represented a premium of 13.08% to its NAV of $17.12. As of May 31, 2019, the Fund’s market price of $19.96 represented a premium of 11.45% to its NAV of $17.91. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses. The market value of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV. Past performance is not a guarantee of future results.
What were the Fund’s distributions?
From June 2019 through November 2019, the Fund paid a monthly distribution of $0.1821 per share. The latest distribution represents an annualized distribution rate of 11.29% based on the Fund’s closing market price of $19.36 on November 30, 2019. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see the Distributions to Shareholders & Annualized Distribution Rate on page 16, and Note 2(f) on page 64 for more information on distributions for the period.

How did other markets perform in this environment for the six-month period ended November 30, 2019?

Index	Total Return
Bloomberg Barclays U.S. Aggregate Bond Index	3.81%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Index	1.61%
Bloomberg Barclays U.S. Corporate High Yield Index	4.27%
Credit Suisse Leveraged Loan Index	1.21%
ICE Bank of America Merrill Lynch Asset Backed Security Master BBB-AA Index	1.95%
S&P 500 Index	15.26%

Discuss performance over the period.
During the period, the Fund saw positive performance primarily attributable to the portfolio’s carry. Carry refers to the income received from portfolio investments over a defined period. Spreads widened over the period, although many sectors remain near cycle tights. While trade uncertainty and recession fears persisted over the period, in November optimism of an initial US-China trade agreement, anticipation of a strong holiday sales seasons, and better than expected jobless claims fueled bullish sentiment leading to a rally in risk assets.
Interest rates across the Treasury curve fell between 30 and 80 basis points over the period, which aided in the Fund’s performance.
Over the period, the Fund added taxable and tax-free municipal closed-end funds to take advantage of attractive yields and discounted share prices relative to their NAVs.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2019

Bank loans, which constituted 41% of the Fund at period’s end, generated a positive total return despite spreads widening over the period, as associated price declines were more than offset by income earned. The Fund increased its allocation to the asset class over the period as spread widening presented opportunities to selectively add exposure.
Collateralized Loan Obligations (“CLOs”), which constituted 11% of the Fund at period’s end, detracted from performance as spread widening in CLO equity outpaced income earned. We continue to favor senior CLOs with short spread durations, as they offer a compelling spread pickup to similarly rated corporates while providing defensive positioning.
Non-Agency Residential Mortgage-Backed Securities (“non-Agency RMBS”), which constituted 10% of the Fund at period’s end, were also positive contributors as lower rates and improving credit fundamentals drove higher prepayments for discounted dollar price holdings. Limited home inventory and improving labor market conditions should support home prices and mortgage credit performance. Pre-crisis RMBS investment has benefited from a supply shortfall caused by ongoing paydowns and limited new issuance.
Asset Backed Securities (“ABS”) (not including CLO’s), which constituted 7% of the Fund at period’s end, performed well generating positive total returns as the investor base for esoteric structured credit, including aircraft securitization and other commercial ABS, continues to grow.
The Fund’s modest exposure to investment grade credit contributed to performance.
What was the impact of derivatives on Fund performance?
The Fund uses derivatives for its covered call strategy and for various hedging purposes, such as currency forward contracts to fully hedge exchange rate risk in the purchase of government securities of foreign countries. It also uses various derivatives to obtain exposure to indexes that track various equity market sectors.
Index futures contributed to performance for the period. Returns from the covered call allocation was roughly flat over the period. The allocation was reduced in May in line with our broader plan to help protect the portfolio and shareholders from future drawdowns.
The Fund also maintained a credit hedge via credit default swaps to reduce portfolio spread duration and help protect shareholders from a drawdown. With investment grade corporate spreads marginally tighter, the credit hedge detracted from performance over the period.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2019

Discuss the Fund’s approach to duration.
Although the Fund has no set policy regarding portfolio duration or maturity, the Fund maintained a generally low-duration throughout the period.
Discuss the Fund’s use of leverage.
The Fund employed no leverage during the period.
Index Definitions
Indices are unmanaged and reflect no expenses. It is not possible to invest directly in an index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), ABS, and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).
The Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Index measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.
The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.
The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S.-dollar-denominated leveraged loan market.
The ICE Bank of America Merrill Lynch Asset Backed Security Master BBB-AA Index is a subset of the ICE BofA/ML U.S. Fixed Rate Asset Backed Securities Index including all securities rated AA1 through BBB3, inclusive.
The Standard & Poor’s 500 (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

10 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2019

Risks and Other Considerations
Investing involves risk, including the possible loss of principal and fluctuation of value. The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are expressed for informational purposes only and are subject to change at any time, based on market and other conditions, and may not come to pass. These views may differ from views of other investment professionals at Guggenheim and should not be construed as research, investment advice or a recommendation of any kind regarding the fund or any issuer or security, do not constitute a solicitation to buy or sell any security and should not be considered specific legal, investment or tax advice. The information provided does not take into account the specific objectives, financial situation or particular needs of any specific investor.
The views expressed in this report may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. Actual results or events may differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
There can be no assurance that the Fund will achieve its investment objectives or that any investment strategies or techniques discussed herein will be effective. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Financial Statements.
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2019

Please see guggenheiminvestments.com/gof for a detailed discussion of the Fund’s risks and considerations.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

12 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited)	November 30, 2019

Fund Statistics
Share Price	$19.36
Net Asset Value	$17.12
Premium to NAV	13.08%
Net Assets ($000)	$675,796

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2019
	Six month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim Strategic Opportunities Fund
NAV	1.66%	4.74%	8.92%	9.02%	12.34%
Market	2.76%	8.66%	12.07%	9.37%	13.48%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gof. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.

Ten Largest Holdings	(% of Total Net Assets)
Morgan Stanley Finance LLC, 1.50%	1.9%
Government of Japan, 01/10/20	1.5%
BlackRock Taxable Municipal Bond Trust	1.0%
Nuveen Taxable Municipal Income Fund	0.9%
Federative Republic of Brazil, 01/01/20	0.9%
State of Israel, 1.00%, 04/30/21	0.9%
TSGE, 6.25%	0.8%
LSTAR Securities Investment Limited, 3.20%	0.7%
Lehman XS Trust Series, 1.89%	0.7%
Golub Capital Partners CLO Ltd., 3.99%	0.7%
Top Ten Total	10.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 13

FUND SUMMARY (Unaudited) continued	November 30, 2019

Portfolio Breakdown	% of Net Assets
Investments
Senior Floating Rate Interests	41.0%
Asset-Backed Securities	17.4%
Corporate Bonds	17.2%
Collateralized Mortgage Obligations	11.2%
Foreign Government Debt	6.4%
Closed-End Funds	4.3%
Money Market Fund	1.3%
Other	2.0%
Total Investments	100.8%
Corporate Bonds Sold Short	-0.4%
Put Options Written	0.0%*
Other Assets & Liabilities, net	-0.4%
Net Assets	100.0%

Holdings diversification and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.
*    Less than 0.1%.

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FUND SUMMARY (Unaudited) continued	November 30, 2019

Portfolio Composition by Quality Rating1

% of Total
Rating	Investments
Investments
AAA	0.3%
AA	2.3%
A	12.1%
BBB	10.5%
BB	12.8%
B	31.2%
CCC	5.2%
CC	5.5%
C	0.7%
D	0.1%
NR2	14.3%
Other Instruments
Other	5.0%
Total Investments	100.0%

[1]	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter
[2]	NR securities do not necessarily indicate low credit quality.

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FUND SUMMARY (Unaudited) continued	November 30, 2019

Portfolio breakdown is subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results. All or a portion of the above distributions may be characterized as a return of capital. For the calendar year ended December 31, 2019, 63% of the distributions were characterized as return of capital and 37% of the distributions were characterized as ordinary income. The final determination of the tax character of the distributions paid by the Fund in 2019 will be reported to shareholders in January 2020.

16 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2019

	Shares	Value

COMMON STOCKS† – 0.3%
Consumer, Non-cyclical – 0.2%
Chef Holdings, Inc.*,†††,1	4,789	$ 580,618
ATD New Holdings, Inc.*,††	13,571	339,275
Cengage Learning Holdings II, Inc.*,††	11,126	116,823
Targus Group International Equity, Inc.*,†††,1,2	12,989	22,683
Total Consumer, Non-cyclical		1,059,399

Utilities – 0.1%
TexGen Power LLC*,††	22,219	988,745

Energy – 0.0%
SandRidge Energy, Inc.*,17	39,565	130,169
Titan Energy LLC*,17	9,603	279
Total Energy		130,448

Technology – 0.0%
Qlik Technologies, Inc. – Class A*,†††,1	56	72,131
Qlik Technologies, Inc. – Class B*,†††,1	13,812	–
Total Technology		72,131

Industrial – 0.0%
BP Holdco LLC*,†††,1,2	55,076	19,447
Vector Phoenix Holdings, LP*,†††,1	55,076	4,609
Total Industrial		24,056
Total Common Stocks
(Cost $3,387,298)		2,274,779

PREFERRED STOCKS†† – 0.4%
Financial – 0.3%
Public Storage 5.40%	41,000	1,053,700
AmTrust Financial Services, Inc. 7.75%	35,100	621,270
AgriBank FCB 6.88%	4,000	428,000
AmTrust Financial Services, Inc. 7.50%	3,410	59,504
AmTrust Financial Services, Inc. 7.63%	2,940	51,715
AmTrust Financial Services, Inc. 7.25%	1,685	29,993
Total Financial		2,244,182

Industrial – 0.1%
Lytx Holdings, LLC *,†††,1	591	591,396
Total Preferred Stocks
(Cost $2,562,893)		2,835,578

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 17

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Shares	Value

WARRANTS††† – 0.0%
Lytx, Inc.*,1	26	$ 131
Total Warrants
(Cost $–)		131

CLOSED-END FUNDS† – 4.3%
BlackRock Taxable Municipal Bond Trust	281,604	6,721,887
Nuveen Taxable Municipal Income Fund	281,945	6,104,109
Nuveen AMT-Free Municipal Credit Income Fund	285,719	4,614,362
Invesco Municipal Opportunity Trust	221,815	2,752,724
Invesco Trust for Investment Grade Municipals	201,581	2,554,031
Invesco Municipal Trust	178,403	2,185,437
Invesco Advantage Municipal Income Trust II	156,732	1,741,293
BlackRock Municipal Income Trust	106,147	1,477,566
Nuveen AMT-Free Quality Municipal Income Fund	28,110	396,351
Nuveen Quality Municipal Income Fund	23,225	335,369
BlackRock MuniVest Fund, Inc.	23,028	207,713
Total Closed-End Funds
(Cost $29,700,933)		29,090,842

MONEY MARKET FUND† – 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.52%[5]	9,049,257	9,049,257
Total Money Market Fund
(Cost $9,049,257)		9,049,257

	Face
	Amount~

SENIOR FLOATING RATE INTERESTS††,7 – 41.0%
Consumer, Cyclical – 9.1%
EG Finco Ltd.
6.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	3,007,380	2,924,045
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 249,505	274,249
Titan AcquisitionCo New Zealand Ltd.
6.35% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/01/26	2,793,000	2,799,284
Accuride Corp.
7.35% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,376,702	2,701,361
1-800 Contacts
5.20% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	2,583,276	2,554,860
CH Holding Corp.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/05/26	1,995,000	2,001,484
BGIS (BIFM CA Buyer, Inc.)
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/26	1,745,625	1,743,443
Shields Health Solutions Holdings LLC
6.70% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 08/19/26†††	1,750,000	1,732,500

See notes to financial statements.

18 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Consumer, Cyclical – 9.1% (continued)
PT Intermediate Holdings III LLC
7.49% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	1,700,000	$ 1,691,500
Packers Sanitation Services, Inc.
5.57% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/04/24	1,697,975	1,680,469
Midas Intermediate Holdco II LLC
4.85% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,773,908	1,670,808
Power Solutions (Panther)
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	1,650,000	1,648,977
World Triathlon Corp.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/26	1,650,000	1,637,625
BCPE Empire Holdings, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,627,025	1,612,789
ERM
5.85% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/10/26	1,596,000	1,596,287
BBB Industries, LLC
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,634,492	1,580,358
AVSC Holding Corp.
6.49% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/15/26	1,250,000	1,225,787
5.14% (1 Month USD LIBOR + 3.25% and 3 Month
USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	323,925	314,107
Touchtunes Interactive Network
6.45% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/28/21	1,553,684	1,538,147
OEConnection LLC
5.71% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	1,552,814	1,536,634
CPI Acquisition, Inc.
6.71% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	2,021,782	1,521,957
K & N Parent, Inc.
6.45% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23†††	1,937,936	1,453,452
SHO Holding I Corp.
6.93% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	1,295,810	1,140,313
5.87% (1 Month USD LIBOR + 4.00% and 3 Month USD
LIBOR + 4.00%, Rate Floor: 4.00%) due 10/27/21†††,1	334,000	298,930
Comet Bidco Ltd.
6.91% (1 Month USD LIBOR + 5.00% and 3 Month USD
LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,477,612	1,427,743
IBC Capital Ltd.
5.90% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,433,861	1,423,107
EnTrans International, LLC
7.70% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24†††	1,415,625	1,366,078
Apro LLC
5.84% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	1,320,000	1,323,300
Blue Nile, Inc.
8.41% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,775,000	1,273,563

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 19

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Consumer, Cyclical – 9.1% (continued)
Alexander Mann
6.70% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25†††	1,300,000	$ 1,254,500
WESCO
6.36% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	1,161,618	1,157,242
SMG US Midco 2, Inc.
4.70% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/23/25	985,000	984,389
8.70% (1 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/23/26	125,000	125,625
Galls LLC
8.09% (2 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	863,446	856,267
8.42% (1 Month USD LIBOR + 6.25% and Commercial Prime Lending
Rate + 5.25%, Rate Floor: 7.25%) due 01/31/24†††,1	113,195	102,945
8.08% (1 Month USD LIBOR + 6.25% and 2 Month USD LIBOR + 6.25%,
Rate Floor: 7.25%) due 01/31/25†††,1	95,533	94,738
Atkins Nutritionals, Inc.
5.73% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/08/24†††	1,000,000	1,005,000
Cast & Crew Payroll LLC
5.71% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/09/26	995,000	998,114
AT Home Holding III
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,098,497	988,648
Prime Security Services Borrower LLC (ADT)
5.03% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	1,000,000	988,500
Aimbridge Acquisition Co., Inc.
5.46% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/02/26†††	747,500	751,238
Nellson Nutraceutical
6.35% (3 Month USD LIBOR + 4.25% and Commercial Prime Lending
Rate + 3.25%, Rate Floor: 5.25%) due 12/23/21†††	818,227	736,404
Zephyr Bidco Ltd.
8.21% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 570,000	727,615
Checkers Drive-In Restaurants, Inc.
6.16% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,002,861	652,692
NES Global Talent
7.43% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	618,987	615,892
Sotheby’s
7.27% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	560,141	544,911
American Tire Distributors, Inc.
7.72% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	425,232	418,216
9.20% (1 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	82,865	72,299
Outcomes Group Holdings, Inc.
5.41% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%,
Rate Floor: 3.50%) due 10/24/25	498,244	490,357
Belk, Inc .
8.80% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	647,386	482,995

See notes to financial statements.

20 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Consumer, Cyclical – 9.1% (continued)
Drive Chassis (DCLI)
10.26% (3 Month USD LIBOR + 8.25%, Rate Floor: 8.25%) due 04/10/26†††	500,000	$ 450,000
Leslie’s Poolmart, Inc.
5.34% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	461,279	431,296
Truck Hero, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	436,131	407,420
Mavis Tire Express Services Corp.
4.95% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	272,929	257,691
Argo Merchants
5.85% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	148,896	147,034
SP PF Buyer LLC
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	150,000	135,300
Petco Animal Supplies, Inc.
5.18% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	98,465	77,604
Total Consumer, Cyclical		61,648,089

Technology – 7.7%
TIBCO Software, Inc.
5.78% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/26	3,250,000	3,258,125
Cologix Holdings, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 03/20/24	3,150,000	3,050,586
Planview, Inc.
6.95% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,955,000	1,955,000
11.45% (1 Month USD LIBOR + 9.75%, Rate Floor: 10.75%) due 07/27/23†††,1	900,000	908,865
Emerald TopCo, Inc. (Press Ganey)
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	2,300,000	2,288,086
Datix Bidco Ltd.
6.43% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	2,001,644	1,986,246
9.68% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††,1	300,111	297,551
GlobalFoundries, Inc.
5.88% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/05/26	2,344,125	2,250,360
LANDesk Group, Inc.
6.01% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	2,216,349	2,199,727
Ministry Brands LLC
5.86% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,173,665	2,162,796
II-VI Inc.
5.21% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/24/26	2,000,000	2,001,260
Upland Software, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	2,000,000	1,993,760
Cvent, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	1,970,000	1,928,137
EIG Investors Corp.
5.67% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%,
Rate Floor: 4.75%) due 02/09/23	2,006,300	1,885,922

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 21

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Technology – 7.7% (continued)
Brave Parent Holdings, Inc.
5.93% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,876,250	$ 1,805,891
Dun & Bradstreet
6.70% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 02/06/26	1,750,000	1,758,750
MRI Software LLC
7.46% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	1,685,649	1,668,793
7.66% (2 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 06/30/23	63,803	62,905
Park Place Technologies LLC
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	1,071,485	1,057,202
9.70% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/30/26	680,723	670,512
Project Boost Purchaser LLC
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	1,700,000	1,683,714
Aston FinCo S.A.R.L.
6.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,700,000	1,683,000
Misys Ltd.
5.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,696,804	1,657,573
Navicure, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,541,667	1,536,857
24-7 Intouch, Inc.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	1,485,000	1,425,600
Refinitiv (Financial & Risk Us Holdings, Inc.)
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	1,389,500	1,397,601
Transact Holdings, Inc.
6.45% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26†††	1,350,000	1,316,250
Lytx, Inc.
8.45% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	1,136,582	1,119,000
Optiv, Inc.
4.95% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	1,255,059	1,027,579
Aspect Software, Inc.
7.21% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	1,017,555	933,607
Greenway Health LLC
5.85% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	984,887	861,776
Informatica LLC
4.95% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/05/22	795,938	796,224
S2P Acquisition Borrower, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	680,000	676,811
Apttus Corp.
4.84% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 10/02/21†††,1	425,000	423,660
Project Accelerate Parent, LLC
6.01% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25	234,904	232,555
Peak 10 Holding Corp.
5.60% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	246,231	197,231
Ping Identity Corp.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 01/24/25	101,813	101,686

See notes to financial statements.

22 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Technology – 7.7% (continued)
Targus Group International, Inc.
due 05/24/16*,†††,1,2,11	155,450	$ –
Total Technology		52,261,198

Industrial – 7.5%
Alion Science & Technology Corp.
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/19/21	3,324,205	3,324,205
Tronair Parent, Inc.
6.66% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/08/23†††	3,119,797	2,807,817
Dynasty Acquisition Co.
6.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/06/26	2,750,000	2,758,167
American Bath Group LLC
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/29/23	2,681,038	2,649,214
Capstone Logistics
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	2,613,814	2,574,607
ILPEA Parent, Inc.
6.46% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23	2,514,976	2,489,826
WP CPP Holdings LLC
5.68% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%,
Rate Floor: 4.75%) due 04/30/25	2,356,200	2,322,813
Tank Holdings Corp.
6.46% (1 Month USD LIBOR + 4.00% and 12 Month USD LIBOR + 4.00%
and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/26/26	2,000,000	2,000,000
STS Operating, Inc. (SunSource)
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,053,493	1,997,022
Sundyne Us Purchaser, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/15/26	1,888,889	1,887,718
Foundation Building Materials Holding Company LLC
4.70% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/13/25	1,736,875	1,743,388
NA Rail Hold Co LLC (Patriot)
7.22% (3 Month USD LIBOR + 5.25%, Rate Floor: 5.25%) due 10/19/26†††	1,700,000	1,712,750
Bioplan / Arcade
6.45% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	1,853,228	1,630,841
API Holdings III Corp.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,596,000	1,544,130
Transcendia Holdings, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,960,088	1,398,189
Anchor Packaging LLC
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	1,353,846	1,331,846
National Technical
8.03% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,373,523	1,328,884
Avison Young (Canada), Inc.
6.98% (3 Month USD LIBOR + 5.00% and 2 Month USD LIBOR + 5.00%,
Rate Floor: 5.00%) due 01/31/26	1,290,250	1,263,374

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 23

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Industrial – 7.5% (continued)
Charter Nex US, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	1,197,000	$ 1,196,749
Savage Enterprises LLC
5.77% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/25	1,063,636	1,073,517
Diversitech Holdings, Inc.
9.60% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000	970,000
5.10% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	99,745	97,418
Duran, Inc.
6.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/20/24	548,505	537,535
6.26% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/29/24	500,285	490,279
Bhi Investments LLC
10.95% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,000,000	987,500
Fortis Solutions Group LLC
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	582,944	582,944
6.27% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	210,494	210,494
6.25% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	193,249	193,249
Hillman Group, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	989,975	941,714
ProAmpac PG Borrower LLC
10.40% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24†††	1,000,000	915,000
SLR Consulting Ltd.
5.72% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	793,980	776,901
5.71% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	82,947	81,162
5.71% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††,1	GBP 39,120	49,503
Pelican Products, Inc.
5.27% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25†††	987,500	901,094
YAK MAT (YAK ACCESS LLC)
11.72% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,000,000	853,750
Thermon Group Holdings, Inc.
5.53% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/30/24	709,339	710,226
TricorBraun Holdings, Inc.
5.86% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/30/23	598,463	587,241
BWAY Holding Co.
5.23% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	497,836	487,755
Dimora Brands, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	486,563	471,358
Titan Acquisition Ltd. (Husky)
4.70% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	298,737	285,500
Hayward Industries, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	261,866	256,956
KUEHG Corp. (KinderCare)
5.85% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	99,747	98,833
Total Industrial		50,521,469

See notes to financial statements.

24 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Consumer, Non-cyclical – 6.1%
WIRB – Copernicus Group, Inc.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/22†††	3,614,836	$ 3,605,799
Springs Window Fashions
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,786,383	1,757,354
10.20% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,272,375
Endo Luxembourg Finance Co.
6.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	2,256,197	2,074,144
Civitas Solutions, Inc.
5.96% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	1,990,585	1,993,909
Immucor, Inc.
7.10% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	1,955,000	1,942,175
PlayPower, Inc.
7.60% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26†††	1,845,375	1,817,694
Snacking Investments US LLC (Arnott’s)
due 10/15/26	1,700,000	1,696,821
CPI Holdco LLC
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 11/04/26†††	1,700,000	1,695,750
MDVIP LLC
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,706,055	1,695,392
Arctic Glacier Group Holdings, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	1,772,602	1,673,638
Cambrex Corp.
due 11/20/26	1,700,000	1,670,250
Diamond (BC) B.V.
4.93% (2 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%,
Rate Floor: 3.00%) due 09/06/24	1,748,106	1,658,079
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.27% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,628,230	1,595,665
Confluent Health LLC
7.10% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/24/26†††	1,596,000	1,572,060
California Cryobank
6.10% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25†††	1,436,617	1,415,067
BCPE Eagle Buyer LLC
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,463,970	1,376,132
Hearthside Group Holdings LLC
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,439,125	1,341,265
Smart Foodservice (Sage Borrowco LLC)
6.44% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/19/26†††	1,296,750	1,301,613
Tecbid US, Inc.
6.35% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/25/24†††	988,890	990,126
Affordable Care Holding
6.59% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22†††	970,000	943,325
Sotera Health Holdings LLC
5.43% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/16/22	897,750	894,006

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Consumer, Non-cyclical – 6.1% (continued)
Packaging Coordinators Midco, Inc.
6.11% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	828,300	$ 821,052
Give and Go Prepared Foods Corp.
6.35% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	823,200	773,808
CTI Foods Holding Co. LLC
8.91% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††	467,357	469,694
10.91% (3 Month USD LIBOR + 9.00%, Rate Floor: 10.00%) due 05/03/24†††	190,424	178,999
Certara, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	613,005	603,810
Hoffmaster Group, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/21/23†††	438,775	429,999
Moran Foods LLC
due 12/05/23[11]	1,191,324	422,920
Kar Nut Products Company
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††,1	373,023	370,431
Recess Holdings, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	299,237	294,748
Sierra Acquisition, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	297,733	294,011
Affordable Care Holdings Corp.
6.59% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22†††	240,567	233,951
Sterigenics-Norion Holdings
4.93% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/15/22	224,425	222,928
Examworks Group, Inc.
4.95% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/27/23	99,489	99,862
Total Consumer, Non-cyclical		41,198,852

Basic Materials – 3.1%
ICP Industrial, Inc.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23†††	2,460,415	2,448,113
American Rock Salt Company LLC
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/21/25	1,906,739	1,909,122
PetroChoice Holdings
6.93% (2 Month USD LIBOR + 5.00% and 3 Month USD LIBOR + 5.00%,
Rate Floor: 6.00%) due 08/19/22	2,024,474	1,862,516
PeroxyChem Holdings LP
7.06% (6 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/01/24†††	1,700,000	1,693,625
GrafTech Finance, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,664,194	1,622,590
Niacet Corp.
6.20% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24†††	1,609,644	1,601,596
Big River Steel LLC
7.10% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	1,532,025	1,513,840
DCG Acquisition Corp.
6.51% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,506,667	1,491,600

See notes to financial statements.

26 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Basic Materials – 3.1% (continued)
Pregis TopCo Corp.
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/31/26	1,450,000	$ 1,419,187
Ascend Performance Materials Operations LLC
7.35% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 08/27/26	1,000,000	1,000,000
US Salt LLC
6.45% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 01/16/26	995,000	996,244
LTI Holdings, Inc.
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	990,000	842,203
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	EUR 757,480	830,515
Vectra Co.
4.95% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	547,859	536,732
ASP Chromaflo Dutch I B.V.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23	449,961	442,649
ASP Chromaflo Intermediate Holdings, Inc.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/20/23	346,039	340,416
Noranda Aluminum Acquisition Corp.
8.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.75%) due 02/28/19†††,11	517,932	25,897
Total Basic Materials		20,576,845

Financial – 2.7%
Nexus Buyer LLC
5.51% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,700,000	1,708,500
National Financial Partners Corp.
4.70% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	1,699,232	1,677,992
Teneo Holdings LLC
7.02% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	1,750,000	1,627,500
Virtu Financial, Inc.
6.04% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/01/26	1,608,228	1,605,220
Aretec Group, Inc.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,687,250	1,589,390
Jefferies Finance LLC
5.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/03/26	1,546,125	1,529,380
Claros Mortgage Trust, Inc.
5.01% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/10/26	1,500,000	1,500,000
StepStone Group LP
5.84% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/27/25†††	1,477,500	1,470,113
Situs AMC Holdings Corp.
6.45% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/28/25†††	1,466,595	1,444,596
Alliant Holdings Intermediate LLC
5.02% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	997,500	991,764
4.70% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/09/25	198,992	196,754
HUB International Ltd.
5.90% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/25/25	1,000,000	1,002,040
4.69% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	99,747	98,305

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Financial – 2.7% (continued)
USI, Inc.
due 12/02/26	600,000	$ 598,998
5.10% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	248,731	245,363
Jane Street Group LLC
4.70% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/25/22	497,487	494,169
Northstar Financial Services LLC
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/26/25	392,341	382,858
Assetmark Financial Holdings, Inc.
5.35% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 11/14/25	358,875	360,669
Total Financial		18,523,611

Communications – 2.7%
Trader Interactive
8.20% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/17/24†††,1	2,711,211	2,680,679
Conterra Ultra Broadband Holdings, Inc.
6.21% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/30/26	1,995,000	1,990,013
Market Track LLC
6.18% (2 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%,
Rate Floor: 5.25%) due 06/05/24†††	2,101,625	1,870,446
Flight Bidco, Inc.
9.20% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,283,750
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	447,739	443,821
STV Group, Inc.
due 11/22/26	1,700,000	1,687,250
ProQuest, LLC
5.20% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	1,650,000	1,654,125
Liberty Cablevision Of Puerto Rico LLC
6.77% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	1,200,000	1,209,300
Resource Label Group LLC
6.60% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,322,865	1,177,350
Internet Brands, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	1,047,140	1,043,213
SFR Group S.A.
5.77% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	997,481	989,062
Imagine Print Solutions LLC
6.46% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,950,000	776,743
Houghton Mifflin Co.
due 11/22/24	700,000	675,500
Mcgraw-Hill Global Education Holdings LLC
5.70% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	483,281	440,255
Cengage Learning Acquisitions, Inc.
5.95% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	188,446	172,087
Total Communications		18,093,594

See notes to financial statements.

28 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,7 – 41.0% (continued)
Utilities – 1.5%
Oregon Clean Energy LLC
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	2,462,173	$ 2,459,095
Panda Power
8.60% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	2,350,698	1,899,035
UGI Energy Services, Inc.
5.45% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,645,875	1,651,027
Franklin Energy (KAMC Holdings, Inc.)
5.91% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%,
Rate Floor: 4.00%) due 08/14/26†††	1,650,000	1,645,875
Carroll County Energy LLC
5.60% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/16/26	1,544,683	1,544,683
EIF Channelview Cogeneration LLC
5.96% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	865,904	870,450
Total Utilities		10,070,165

Energy – 0.6%
SeaPort Financing LLC
7.21% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	1,488,750	1,458,975
Summit Midstream Partners, LP
7.70% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/13/22	1,122,648	1,081,481
Permian Production Partners LLC
10.90% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24†††,11	1,805,000	902,500
Gavilan Resources LLC
7.70% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	990,000	346,500
Total Energy		3,789,456
Total Senior Floating Rate Interests
(Cost $286,776,449)		276,683,279

ASSET-BACKED SECURITIES†† – 17.4%
Collateralized Loan Obligations – 10.7%
Golub Capital Partners CLO Ltd.
2018-36A, 3.99% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[6,7]	5,000,000	4,619,232
2018-39A, 4.17% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[6,7]	2,500,000	2,438,119
2018-25A, 3.79% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[6,7]	2,500,000	2,427,193
2017-16A, 4.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[6,7]	1,500,000	1,458,314
Diamond CLO Ltd.
2018-1A, 5.65% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[6,7]	3,000,000	2,925,603
2018-1A, 4.55% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[6,7]	2,500,000	2,432,110
Mountain Hawk II CLO Ltd.
2018-2A, 4.32% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[6,7]	3,000,000	2,986,904
2013-2A, 5.12% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[6,7]	1,750,000	1,744,429
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.56% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[6,7]	4,000,000	3,868,256
Marathon CRE Ltd.
2018-FL1, 4.77% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[6,7]	3,000,000	2,999,991

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 17.4% (continued)
Collateralized Loan Obligations – 10.7% (continued)
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[6]	2,000,000	$ 1,995,711
2015-1A, 7.50% due 11/12/30[8]	1,000,000	989,247
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[8]	3,000,000	2,974,679
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[8,9]	3,555,000	2,441,887
Denali Capital CLO XI Ltd.
2018-1A, 4.12% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[6,7]	2,400,000	2,341,290
Newstar Commercial Loan Funding LLC
2017-1A, 7.26% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[6,7]	2,000,000	2,001,327
2017-1A, 5.66% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[6,7]	250,000	250,142
Hull Street CLO Ltd.
2017-1A, 4.70% (3 Month USD LIBOR + 2.70%, Rate Floor: 0.00%) due 10/18/26[6,7]	2,200,000	2,200,623
Avery Point VI CLO Ltd.
2018-6A, 3.89% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[6,7]	2,000,000	1,958,290
MP CLO VIII Ltd.
2018-2A, 3.84% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[6,7]	2,000,000	1,939,620
DRSLF
due 01/15/31[9]	2,998,799	1,855,696
Exantas Capital Corporation Ltd.
2018-RSO6, 4.26% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/15/35[6,7]	1,800,000	1,802,243
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[8,9,17]	2,600,000	1,118,445
2018-9A, 3.77% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[6,7]	700,000	674,370
Hunt CRE Ltd.
2017-FL1, 5.07% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[6,7]	1,800,000	1,791,045
Cent CLO 19 Ltd.
2013-19A, 5.23% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[6,7]	1,750,000	1,742,576
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]	2,399,940	1,728,506
Monroe Capital CLO Ltd.
2017-1A, 5.55% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[6,7]	1,750,000	1,706,484
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]	2,000,000	1,683,845
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,9]	2,000,000	1,618,727
NewStar Clarendon Fund CLO LLC
2015-1A, 6.29% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[6,7]	1,000,000	1,000,127
2019-1A, 4.99% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[6,7]	550,000	549,281
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[8,9]	2,600,000	1,286,537
Voya CLO Ltd.
2013-1A, due 10/15/30[8,9]	3,000,000	1,259,499

See notes to financial statements.

30 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 17.4% (continued)
Collateralized Loan Obligations – 10.7% (continued)
Jackson Mill CLO Ltd.
2018-1A, 3.85% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[6,7]	1,000,000	$ 986,203
KVK CLO Ltd.
2013-1A, due 01/14/28[8,9,17]	2,300,000	713,389
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[8,9]	1,250,000	706,816
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,9]	1,153,846	687,049
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[8,9]	1,050,000	649,754
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[8,9]	1,500,000	504,949
Babson CLO Ltd.
2014-IA, due 07/20/25[8,9]	3,000,000	433,242
Marathon CLO V Ltd.
2013-5A, due 11/21/27[8,9]	3,566,667	349,177
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51†††,1,6,7	250,000	267,747
West CLO Ltd.
2013-1A, due 11/07/25[8,9]	1,350,000	200,343
Total Collateralized Loan Obligations		72,309,017

Transport-Aircraft – 3.8%
Apollo Aviation Securitization Equity Trust
2019-2, 4.46% due 10/16/39[6]	3,972,400	3,953,398
2019-1, 4.95% due 05/15/39[6]	1,909,000	1,909,354
2018-1A, 5.44% due 01/16/38[6]	2,278,544	2,322,486
2017-1A, 5.93% due 05/16/42[6]	1,839,677	1,895,620
2016-2, 7.87% due 11/15/41	869,902	870,670
2016-2, 5.93% due 11/15/41	512,841	521,420
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[6]	3,598,126	3,595,703
AASET US Ltd.
2018-2A, 5.43% due 11/18/38[6]	2,729,297	2,771,319
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6,10]	1,995,978	2,058,491
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	1,599,061	1,624,801
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[6]	1,562,427	1,581,727
Stripes Aircraft Ltd.
2013-1 A1, 5.22% due 03/20/23†††	999,747	987,516
Castlelake Aircraft Securitization Trust
due 12/31/30†††,1,12	3,054,105	882,010
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[8]	456,880	404,367

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 17.4% (continued)
Transport-Aircraft – 3.8% (continued)
Airplanes Pass Through Trust
2001-1A, 2.88% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19†††,7,8,11	6,677,317	$ 106,420
Total Transport-Aircraft		25,485,302

Financial – 0.9%
Madison Avenue Secured Funding Trust
2019-1, 3.30% (1 Month USD LIBOR + 1.50%,
Rate Floor: 1.50%) due 11/11/20†††,6,7	3,300,000	3,300,000
Nassau LLC
2019-1, 3.98% due 08/15/34[6]	2,103,504	2,087,845
NCBJ
2015-1A, 5.88% due 07/08/22†††,1	878,774	911,182
Total Financial		6,299,027

Whole Business – 0.9%
TSGE
2017-1, 6.25% due 09/25/31†††,1	5,000,000	5,174,539
Wingstop Funding LLC
2018-1, 4.97% due 12/05/48[6]	995,000	1,016,572
Total Whole Business		6,191,111

Insurance – 0.3%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[6]	1,939,428	1,956,347
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[8]	340,552	347,647
Total Insurance		2,303,994

Infrastructure – 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[6]	1,953,683	1,944,709

Diversified Payment Rights – 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,100,000	1,146,602

Collateralized Debt Obligations – 0.2%
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[6]	1,000,000	1,006,933
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[7,8,17]	135,089	133,869
Total Collateralized Debt Obligations		1,140,802

Transport-Container – 0.1%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[6]	683,333	683,464

See notes to financial statements.

32 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 17.4% (continued)
Transport-Rail – 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[6]	151,916	$ 174,971
Total Asset-Backed Securities
(Cost $127,233,459)		117,678,999

CORPORATE BONDS†† – 17.2%
Financial – 7.1%
Morgan Stanley Finance LLC
1.50% due 10/23/29†††,4	13,500,000	13,122,975
Bank of America Corp.
6.50%[3,4]	2,000,000	2,265,000
6.30%[3,4]	1,000,000	1,145,000
QBE Insurance Group Ltd.
7.50% due 11/24/43[4,6]	3,000,000	3,345,000
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,950,000	3,152,420
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[17]	2,800,000	3,104,773
Citizens Financial Group, Inc.
5.50%[3,4]	2,500,000	2,515,625
Macquarie Group Ltd.
5.03% due 01/15/30[4,6]	2,000,000	2,282,943
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,918,382	2,174,309
Assurant, Inc.
4.90% due 03/27/28	1,950,000	2,145,927
CNB Financial Corp.
5.75% due 10/15/26[4,8]	2,000,000	2,038,855
Atlas Mara Ltd.
8.00% due 12/31/20[8]	2,200,000	1,947,000
Hunt Companies, Inc.
6.25% due 02/15/26[6]	1,675,000	1,658,250
Springleaf Finance Corp.
6.13% due 03/15/24	1,500,000	1,642,515
Newmark Group, Inc.
6.13% due 11/15/23	1,450,000	1,593,825
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[6]	1,500,000	1,530,000
Fort Benning Family Communities LLC
6.09% due 01/15/51[6]	725,545	860,360
Pacific Beacon LLC
5.63% due 07/15/51[6,17]	692,989	753,328
Fort Gordon Housing LLC
6.32% due 05/15/51[6]	200,000	239,457

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

CORPORATE BONDS†† – 17.2% (continued)
Financial – 7.1% (continued)
USI, Inc.
6.88% due 05/01/25[6]	150,000	$ 150,750
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]	100,000	103,240
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	50,000	50,286
Total Financial		47,821,838

Energy – 2.1%
Hess Corp.
5.60% due 02/15/41	1,550,000	1,766,801
6.00% due 01/15/40	1,000,000	1,155,619
7.13% due 03/15/33	500,000	627,474
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[6]	1,625,000	1,698,507
Indigo Natural Resources LLC
6.88% due 02/15/26[6]	1,750,000	1,588,125
Husky Energy, Inc.
4.00% due 04/15/24	900,000	943,347
3.95% due 04/15/22	600,000	619,173
Antero Resources Corp.
5.63% due 06/01/23	1,200,000	849,000
5.13% due 12/01/22	370,000	300,625
5.38% due 11/01/21	230,000	212,462
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	1,000,000	1,043,161
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[6]	895,000	841,300
Buckeye Partners, LP
4.35% due 10/15/24	750,000	745,421
Bruin E&P Partners LLC
8.88% due 08/01/23[8]	990,000	633,600
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	500,000	357,500
Unit Corp.
6.63% due 05/15/21	343,000	176,645
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50% due 08/15/22	200,000	173,000
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[8]	123,288	116,326
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[6,11]	1,216,133	91,210
Total Energy		13,939,296

See notes to financial statements.

34 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

CORPORATE BONDS†† – 17.2% (continued)
Industrial – 1.9%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	3,800,000	$ 3,803,158
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,776,000	1,884,915
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC /
Reynolds Group Issuer Luxembourg
5.50% (3 Month USD LIBOR + 3.50%) due 07/15/21[6,7]	1,225,000	1,228,062
5.75% due 10/15/20	436,098	436,622
Intertape Polymer Group, Inc.
7.00% due 10/15/26[6]	1,450,000	1,508,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[8]	1,459,483	1,402,855
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]	1,280,000	1,277,530
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]	950,000	908,438
Standard Industries, Inc.
5.38% due 11/15/24[6]	400,000	411,500
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	338,117	334,958
Total Industrial		13,196,038

Consumer, Cyclical – 1.8%
HP Communities LLC
6.16% due 09/15/53[6,17]	1,000,000	1,263,371
6.82% due 09/15/53[6,17]	956,522	1,147,556
Williams Scotsman International, Inc.
6.88% due 08/15/23[6]	1,650,000	1,733,605
Sabre GLBL, Inc.
5.38% due 04/15/23[6]	1,000,000	1,025,000
5.25% due 11/15/23[6]	625,000	640,625
Exide Technologies
11.00% due 10/31/24†††,8,17	2,591,725	1,661,975
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	1,575,000	1,587,474
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	1,100,000	1,147,300
Exide International Holdings, LP
10.75% (in-kind rate was 4.50%) due 10/31/21†††,8,16	744,491	710,989
Party City Holdings, Inc.
6.63% due 08/01/26[6]	875,000	525,000
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[6]	400,000	412,000
Total Consumer, Cyclical		11,854,895

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

CORPORATE BONDS†† – 17.2% (continued)
Consumer, Non-cyclical – 1.7%
Nathan’s Famous, Inc.
6.63% due 11/01/25[6]	2,050,000	$ 2,070,500
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[6]	1,650,000	1,660,313
Sotheby’s
7.38% due 10/15/27[6]	1,700,000	1,659,625
Vector Group Ltd.
6.13% due 02/01/25[6]	1,725,000	1,649,531
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[6]	1,133,000	1,079,182
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	600,000	611,250
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[6]	550,000	572,000
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[6]	800,000	560,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	600,000	513,000
Avanos Medical, Inc.
6.25% due 10/15/22	500,000	509,375
Beverages & More, Inc.
11.50% due 06/15/22[8]	650,000	409,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[6]	200,000	130,000
Carriage Services, Inc.
6.63% due 06/01/26[6]	100,000	104,750
Total Consumer, Non-cyclical		11,529,026

Basic Materials – 1.2%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,6]	2,450,000	2,870,298
Yamana Gold, Inc.
4.95% due 07/15/24	2,560,000	2,683,122
Neon Holdings, Inc.
10.13% due 04/01/26[6]	1,625,000	1,637,187
Kaiser Aluminum Corp.
5.88% due 05/15/24	1,100,000	1,144,000
Mirabela Nickel Ltd.
due 06/24/19[8,11]	1,388,176	69,409
Total Basic Materials		8,404,016

Communications – 1.0%
Cengage Learning, Inc.
9.50% due 06/15/24[6]	1,851,000	1,567,186

See notes to financial statements.

36 l GOF l GUGGENHIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

CORPORATE BONDS†† – 17.2% (continued)
Communications – 1.0% (continued)
Altice France S.A.
7.38% due 05/01/26[6]	1,060,000	$ 1,131,550
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	1,346,000	1,117,180
EIG Investors Corp.
10.88% due 02/01/24	863,000	847,898
MDC Partners, Inc.
6.50% due 05/01/24[6]	905,000	823,550
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[6]	700,000	668,640
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	500,000	515,625
Total Communications		6,671,629

Utilities – 0.4%
Terraform Global Operating LLC
6.13% due 03/01/26[6]	1,630,000	1,695,200
Petershill II Senior Secured Notes
5.00% due 12/02/39†††	1,000,000	989,749
Total Utilities		2,684,949

Technology – 0.0%
NCR Corp.
6.38% due 12/15/23	200,000	204,830
Total Corporate Bonds
(Cost $116,552,438)		116,306,517

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 11.2%
Residential Mortgage Backed Securities – 9.7%
Lehman XS Trust Series
2006-18N, 1.89% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[7]	4,871,814	4,634,536
2006-16N, 1.92% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[7]	1,957,870	1,878,860
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 1.88% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	2,254,461	1,748,018
2007-HE2, 1.96% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 04/25/37[7]	3,271,738	1,714,636
2007-HE2, 2.07% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[7]	2,093,912	1,118,539
2007-HE4, 1.96% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	1,310,200	912,600
2007-HE2, 1.90% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	1,701,304	882,075
LSTAR Securities Investment Limited
2019-5, 3.20% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[6,7]	5,000,000	4,991,685
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.73% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[7]	2,000,000	2,006,227
2007-HE1, 1.86% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[7]	2,909,577	1,896,445
2007-ASP1, 1.91% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[7]	1,574,512	972,336

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 11.2% (continued)
Residential Mortgage Backed Securities – 9.7% (continued)
Ameriquest Mortgage Securities Trust
2006-M3, 1.88% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[7]	4,502,827	$ 3,172,537
2006-M3, 1.81% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[7]	2,262,838	1,059,435
GSAA Home Equity Trust
2006-16, 1.88% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[7]	4,901,850	2,189,233
2006-12, 1.86% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	3,408,160	2,039,757
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 1.93% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[7]	3,462,695	2,214,058
2007-HE4, 1.94% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[7]	3,681,822	1,678,037
RALI Series Trust
2006-QO6, 1.89% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[7]	6,609,247	2,553,123
2006-QO6, 1.94% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[7]	2,091,048	832,947
LSTAR Securities Investment Trust
2019-1, 3.41% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[6,7]	3,238,497	3,240,116
Long Beach Mortgage Loan Trust
2006-8, 1.80% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[7]	4,661,538	1,858,096
2006-1, 1.90% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[7]	1,400,905	1,242,373
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 1.93% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[7]	3,208,716	1,594,928
2006-2, 1.86% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[7]	2,117,753	1,042,110
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 1.92% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[7]	3,274,630	2,424,458
American Home Mortgage Assets Trust
2006-6, 1.92% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[7]	2,546,996	2,213,003
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.06% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[7]	2,382,793	2,090,739
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 1.95% (1 Month USD LIBOR + 0.24%,
Rate Floor: 0.24%) due 08/25/36[7]	2,719,454	2,047,230
Master Asset Backed Securities Trust
2006-WMC3, 1.87% (1 Month USD LIBOR + 0.16%,
Rate Floor: 0.16%) due 08/25/36[7]	3,770,353	1,760,108
IXIS Real Estate Capital Trust
2007-HE1, 1.82% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[7]	2,540,944	862,023
2007-HE1, 1.77% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[7]	2,555,858	859,764
Morgan Stanley Mortgage Loan Trust
2006-9AR, 1.86% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	3,703,334	1,644,309
First NLC Trust
2007-1, 1.99% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[6,7]	1,532,072	994,724
GSAA Trust
2007-3, 1.88% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[7]	1,824,370	835,243
Luminent Mortgage Trust
2006-2, 1.91% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[7]	903,376	797,911

See notes to financial statements.

38 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 11.2% (continued)
Residential Mortgage Backed Securities – 9.7% (continued)
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.11% (1 Month USD LIBOR + 0.40%,
Rate Cap/Floor: 7.50%/0.40%) due 07/25/37[7]	969,017	$ 784,428
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[17]	1,185,071	530,528
2006-6, 5.75% due 01/25/37[17]	484,704	233,630
Total Residential Mortgage Backed Securities		65,550,805

Military Housing – 1.5%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,6	3,500,000	4,166,888
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.49% (WAC) due 11/25/52[7,8]	3,708,110	3,652,260
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[6,17]	1,587,677	1,775,245
2007-AET2, 6.06% due 10/10/52[6,17]	474,961	574,922
Total Military Housing		10,169,315
Total Collateralized Mortgage Obligations
(Cost $79,306,102)		75,720,120

FOREIGN GOVERNMENT DEBT†† – 6.4%
Government of Japan
due 01/10/20[12]	JPY 1,112,000,000	10,165,810
0.10% due 06/01/20	JPY 439,400,000	4,021,297
0.10% due 09/01/20	JPY 407,000,000	3,727,346
0.10% due 06/20/20	JPY 166,000,000	1,519,455
0.10% due 04/15/20	JPY 142,900,000	1,307,399
0.10% due 03/20/20	JPY 58,000,000	530,533
2.40% due 03/20/20	JPY 24,000,000	221,014
1.30% due 03/20/20	JPY 10,000,000	91,793
2.20% due 06/22/20	JPY 6,650,000	61,574
Federative Republic of Brazil
due 01/01/20[12]	BRL 25,900,000	6,102,246
due 07/01/21[12]	BRL 19,940,000	4,366,030
due 07/01/20[12]	BRL 9,860,000	2,274,420
State of Israel
1.00% due 04/30/21	ILS 20,810,000	6,067,638
5.50% due 01/31/22	ILS 5,410,000	1,736,518
0.50% due 01/31/21	ILS 4,520,000	1,307,426
Total Foreign Government Debt
(Cost $44,342,782)		43,500,499

MUNICIPAL BONDS†† – 0.2%
Maryland – 0.1%
Maryland Economic Development Corp.
5.75% due 09/01/25	550,000	564,195

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

MUNICIPAL BONDS†† – 0.2% (continued)
Oklahoma – 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	$ 455,272
Total Municipal Bonds
(Cost $964,554)		1,019,467

SENIOR FIXED RATE INTERESTS†† – 0.1%
Communications – 0.1%
MHGE Parent LLC
11.00% due 04/20/22†††,1	900,000	826,987
Total Senior Fixed Rate Interests
(Cost $886,514)		826,987

U.S. TREASURY BILLS†† – 0.1%
U.S. Treasury Bills
1.59% due 02/20/20[13,17]	400,000	398,616
Total U.S. Treasury Bills
(Cost $398,570)		398,616

REPURCHASE AGREEMENTS††,14 – 0.4%
Citigroup Global Markets, Inc.
issued 10/16/19 at 1.35%
open maturity[15]	1,016,000	1,016,000
issued 10/08/19 at 1.35%
open maturity[15]	436,000	436,000
issued 10/25/19 at 1.25%
open maturity[15]	93,000	93,000
issued 11/25/19 at 1.35%
open maturity[15]	83,000	83,000
issued 10/30/19 at 1.30%
open maturity[15]	51,000	51,000
BofA Securities, Inc.
issued 10/09/19 at 1.40%
open maturity[15]	448,950	448,950
issued 10/16/19 at 1.35%
open maturity[15]	328,575	328,575
issued 10/25/19 at 1.35%
open maturity[15]	93,288	93,287
issued 08/02/19 at 1.40%
open maturity[15]	59,850	59,850
RBC Capital Markets LLC
issued 11/01/19 at 1.30%
open maturity[15]	52,375	52,375

See notes to financial statements.

40 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

REPURCHASE AGREEMENTS††,14 – 0.4% (continued)
BNP Paribas
issued 02/06/19 at 1.35%
open maturity[15]	4,638	$ 4,638
Total Repurchase Agreements
(Cost $2,666,675)		2,666,675

COMMERCIAL PAPER†† – 0.3%
Bemis Co., Inc.
1.88% due 12/12/19[6,13]	2,000,000	1,998,851
Total Commercial Paper
(Cost $1,998,851)		1,998,851

	Notional Value/
	Face Amount~

OTC OPTIONS PURCHASED†† – 0.2%
Put options on:
Citibank N.A., New York 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	441,000,000	$ 679,140
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.61	165,000,000	161,700
Bank of America, N.A. 2Y-10 CMS CAP
Expiring July 2022 with strike price of $0.40	53,000,000	81,620
Total OTC Options Purchased
(Cost $1,391,950)		922,460
Total Investments – 100.8%
(Cost $707,218,725)		$ 680,973,057

Corporate Bonds Sold Short†† – (0.4)%
Communications – 0.0%
Univision Communications, Inc.
5.13% due 05/15/23[6]	(50,000)	(49,312)
5.13% due 02/15/25[6]	(150,000)	(144,563)
Total Communications		(193,875)

Industrial – (0.2)%
Flex Ltd.
4.75% due 06/15/25	(170,000)	(183,035)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(810,000)	(878,492)
Total Industrial		(1,061,527)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

	Face
	Amount~	Value

Corporate Bonds Sold Short†† – (0.4)% (continued)
Consumer, Cyclical – (0.2)%
Harley-Davidson, Inc.
3.50% due 07/28/25	(100,000)	$ (104,154)
Dollar Tree, Inc.
4.00% due 05/15/25	(1,200,000)	(1,266,246)
Total Consumer, Cyclical		(1,370,400)
Total Corporate Bonds Sold Short
(Proceeds $2,369,340)		(2,625,802)

	Contracts

LISTED OPTIONS WRITTEN† – 0.0%
Call options on:
S&P 500 Index
Expiring December 2019 with strike price of
$3,105.00 (Notional Value $942,294)	3	(17,355)
Total Listed Options Written
(Premiums received $12,834)		(17,355)
Other Assets & Liabilities, net – (0.4)%		(2,534,398)
Total Net Assets – 100.0%		$ 675,795,502

FUTURES CONTRACTS

				Value and
	Number of		Notional	Unrealized
Description	Contracts	Expiration Date	Amount	Appreciation**

EQUITY FUTURES CONTRACTS PURCHASED†
S&P 500 Index Mini Futures Contracts	6	Dec 2019	$942,600	$40,208

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

			Protection					Upfront
			Premium	Payment	Maturity	Notional		Premiums	Unrealized
Counterparty	Exchange	Index	Rate	Frequency	Date	Amount	Value	Received	Depreciation**
BofA Securities, Inc.	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$98,500,000	$(2,405,693)	$(944,702)	$(1,460,991)

See notes to financial statements.

42 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

OTC CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

							Upfront
	Index/	Protection					Premiums
	Reference	Premium	Payment	Maturity	Notional		Paid	Unrealized
Counterparty	Obligation	Rate	Frequency	Date	Amount	Value	(Received)	Depreciation**
Goldman Sachs
International	L Brands, Inc.	1.00%	Quarterly	12/20/24	$ 30,000	$ 2,550	$ 3,179	$ (629)
Morgan Stanley	CDX.NA.IG.31
Capital Services LLC	(7-15%)	1.00%	Quarterly	12/20/23	5,800,000	(144,441)	(1,118)	(143,323)
Goldman Sachs	CDX.NA.IG.31
International	(7-15%)	1.00%	Quarterly	12/20/23	13,410,000	(333,958)	(17,793)	(316,165)
						$(475,849)	$(15,732)	$(460,117)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

		Floating	Floating	Fixed Payment	Maturity	Notional		Premiums	Unrealized
Counterparty	Exchange	Rate Type	Rate Index	Rate Frequency	Date	Amount	Value	Paid	Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month	1.54% Quarterly	08/04/21	$2,390,000	$4,891	$263	$4,628
			USD LIBOR

TOTAL RETURN SWAP AGREEMENTS

		Financing					Value and
	Reference	Rate	Payment	Maturity		Notional	Unrealized
Counterparty	Obligation	Pay	Frequency	Date	Units	Amount	Depreciation**
OTC Sovereign Debt Swap Agreements††
Deutsche	Korea
Bank AG	Monetary
	Stabilization	2.34% (3 Month	At Maturity	08/04/21	N/A	$2,418,367	$(15,683)
	Bond	USD LIBOR + 0.45%)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
					Value at	Unrealized
			Settlement	Settlement	November 30,	Appreciation
Counterparty	Contracts to Sell	Currency	Date	Value	2019	(Depreciation)
Goldman Sachs International	1,777,600,000	JPY	01/10/20	$16,579,924	$16,301,156	$278,768
Citibank N.A., New York	25,900,000	BRL	01/02/20	6,314,237	6,121,485	192,752
Citibank N.A., New York	11,240,000	BRL	07/01/21	2,716,438	2,559,645	156,793
Goldman Sachs International	5,420,000	BRL	07/01/20	1,407,427	1,271,395	136,032
Barclays Bank plc	2,366,000	EUR	01/17/20	2,732,494	2,616,303	116,191
Goldman Sachs International	2,290,000	EUR	01/17/20	2,644,305	2,532,262	112,043
Citibank N.A., New York	4,440,000	BRL	07/01/20	1,143,623	1,041,512	102,111
JPMorgan Chase Bank, N.A.	407,203,500	JPY	09/01/20	3,870,646	3,784,385	86,261
Citibank N.A., New York	379,189,500	JPY	06/01/20	3,587,277	3,505,830	81,447
Citibank N.A., New York	444,400,000	JPY	01/10/20	4,143,474	4,075,289	68,185
Goldman Sachs International	5,700,000	BRL	07/01/21	1,335,364	1,298,040	37,324
Bank of America, N.A.	166,083,000	JPY	06/22/20	1,570,822	1,537,355	33,467
Bank of America, N.A.	142,971,450	JPY	04/15/20	1,348,545	1,318,179	30,366
JPMorgan Chase Bank, N.A.	3,000,000	BRL	07/01/21	712,674	683,179	29,495
Bank of America, N.A.	749,320	EUR	06/15/20	861,699	836,372	25,327
Goldman Sachs International	660,240	EUR	06/15/20	759,659	736,943	22,716
JPMorgan Chase Bank, N.A.	58,029,000	JPY	03/23/20	548,032	534,289	13,743
JPMorgan Chase Bank, N.A.	60,430,200	JPY	06/01/20	571,147	558,713	12,434
Goldman Sachs International	260,000	EUR	04/30/20	298,168	289,380	8,788
Goldman Sachs International	34,353,000	JPY	03/23/20	324,553	316,297	8,256
Goldman Sachs International	6,723,951	JPY	06/22/20	63,635	62,241	1,394
JPMorgan Chase Bank, N.A.	203,500	JPY	03/02/20	1,912	1,871	41
Citibank N.A., New York	189,500	JPY	12/02/19	1,770	1,732	38
Bank of America, N.A.	43,318	ILS	04/30/20	12,646	12,609	37
Bank of America, N.A.	83,000	JPY	12/20/19	775	760	15
Goldman Sachs International	73,150	JPY	12/20/19	684	670	14
JPMorgan Chase Bank, N.A.	30,200	JPY	12/02/19	282	276	6
Deutsche Bank AG	7,680,324	KRW	02/04/21	6,512	6,582	(70)
Deutsche Bank AG	7,680,324	KRW	11/04/20	6,492	6,562	(70)
Deutsche Bank AG	7,429,879	KRW	05/06/21	6,315	6,386	(71)
Deutsche Bank AG	7,680,324	KRW	08/05/20	6,473	6,546	(73)
Deutsche Bank AG	7,513,360	KRW	05/06/20	6,310	6,387	(77)
Deutsche Bank AG	7,680,324	KRW	02/05/20	6,430	6,515	(85)
Goldman Sachs International	165,352	ILS	04/30/20	47,654	48,132	(478)
Bank of America, N.A.	1,009,000	EUR	12/13/19	1,112,303	1,112,782	(479)
Goldman Sachs International	320,150	ILS	01/31/20	91,758	92,590	(832)
Bank of America, N.A.	4,363,200	ILS	04/30/21	1,293,950	1,296,950	(3,000)
Goldman Sachs International	1,135,000	GBP	12/13/19	1,457,914	1,468,523	(10,609)
Goldman Sachs International	4,841,027	ILS	02/01/21	1,410,169	1,432,227	(22,058)
Deutsche Bank AG	2,876,875,324	KRW	08/04/21	2,453,415	2,479,892	(26,477)
Goldman Sachs International	5,707,550	ILS	01/31/22	1,691,893	1,719,844	(27,951)
Barclays Bank plc	8,085,000	ILS	01/31/20	2,287,452	2,338,258	(50,806)
Goldman Sachs International	16,654,900	ILS	04/30/21	4,882,148	4,950,625	(68,477)
						$1,342,431

See notes to financial statements.

44 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS†† (continued)
					Value at	Unrealized
			Settlement	Settlement	November 30,	Appreciation
Counterparty	Contracts to Buy	Currency	Date	Value	2019	(Depreciation)
Citibank N.A., New York	8,085,000	ILS	01/31/20	$2,317,966	$2,338,258	$20,292
Citibank N.A., New York	260,000	EUR	04/30/20	290,382	289,380	(1,002)
Barclays Bank plc	1,409,560	EUR	06/15/20	1,578,236	1,573,315	(4,921)
JPMorgan Chase Bank, N.A.	4,656,000	EUR	01/17/20	5,176,715	5,148,566	(28,149)
JPMorgan Chase Bank, N.A.	1,110,000,000	JPY	01/10/20	10,266,380	10,179,052	(87,328)
						$(101,108)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 6.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 6.
†††	Value determined based on Level 3 inputs — See Note 6.
1	Security was fair valued by the Valuation Committee at November 30, 2019. The total market value of fair valued securities amounts to $26,962,273, (cost $27,399,619) or 4.0% of total net assets.
2	Affiliated issuer.
3	Perpetual maturity.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Rate indicated is the 7-day yield as of November 30, 2019.
6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $160,686,705 (cost $160,641,972), or 23.8% of total net assets.

7
Variable rate security. Rate indicated is the rate effective at November 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

8
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $27,620,536 (cost $44,816,083), or 4.1% of total net assets — See Note 12.

9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is a step up bond, with a 5.50% coupon rate until September 14, 2020. Future rate is 8.50% with a reset date of September 15, 2020.
11	Security is in default of interest and/or principal obligations.
12	Zero coupon rate security.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 45

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

13	Rate indicated is the effective yield at the time of purchase.
14	Repurchase Agreements - See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
15
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at November 30, 2019.

16	Payment in-kind security.
17
All or a portion of these securities have been physically segregated in connection with futures contracts, options and unfunded loan commitments. As of November 30, 2019, the total value of segregated securities was $15,136,851.

BofA	Bank of America
BRL	Brazilian Real
CDX.NA.IG.31	Credit Default Swap North American Investment Grade Series 31 Index
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
EURIBOR	European Interbank Offered Rate
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	84.9%
Cayman Islands	4.7%
Japan	3.4%
Brazil	2.0%
Canada	1.6%
Israel	1.4%
Australia	0.9%
Other	1.1%
Total Long-Term Investments	100.0%

See notes to financial statements.

46 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2019 (See Note 6 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$130,448	$1,444,843	$699,488	$2,274,779
Preferred Stocks	—	2,244,182	591,396	2,835,578
Warrants	—	—	131	131
Closed-End Funds	29,090,842	—	—	29,090,842
Money Market Fund	9,049,257	—	—	9,049,257
Senior Floating Rate Interests	—	209,778,896	66,904,383	276,683,279
Asset-Backed Securities	—	104,902,983	12,776,016	117,678,999
Corporate Bonds	—	95,682,713	20,623,804	116,306,517
Collateralized Mortgage Obligations	—	71,553,232	4,166,888	75,720,120
Foreign Government Debt	—	43,500,499	—	43,500,499
Municipal Bonds	—	1,019,467	—	1,019,467
Senior Fixed Rate Interests	—	—	826,987	826,987
U.S. Treasury Bills	—	398,616	—	398,616
Repurchase Agreements	—	2,666,675	—	2,666,675
Commercial Paper	—	1,998,851	—	1,998,851
Options Purchased	—	922,460	—	922,460
Equity Futures Contracts*	40,208	—	—	40,208
Interest Rate Swap Agreements*	—	4,628	—	4,628
Forward Foreign Currency Exchange Contracts*	—	1,574,336	—	1,574,336
Total Assets	$38,310,755	$537,692,381	$106,589,093	$682,592,229

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Liabilities)	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds Sold Short	$—	$2,625,802	$—	$2,625,802
Options Written	17,355	—	—	17,355
Credit Default Swap Agreements*	—	1,921,108	—	1,921,108
Total Return Swap Agreements*		15,683		15,683
Forward Foreign Currency Exchange Contracts*	—	333,013	—	333,013
Unfunded Loan Commitments (Note 11)	—	—	529,028	529,028
Total Liabilities	$17,355	$4,895,606	$529,028	$5,441,989

*   This derivative is reported as unrealized appreciation/depreciation at period end.
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 47

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance at	Valuation	Unobservable	Input	Weighted
Category	November 30, 2019	Technique	Inputs	Range	Average*
Assets:
Asset-Backed Securities	$ 8,382,080	Yield Analysis	Yield	3.0%-13.0%	5.4%
Asset-Backed Securities	4,393,936	Option Adjusted	Broker Quote	—	—
		Spread off prior
		month end broker
		quote
Collateralized Mortgage	4,166,888	Option Adjusted	Broker Quote	—	—
Obligations		Spread off prior
		month end broker
		quote
Common Stocks	699,488	Enterprise Value	Valuation Multiple	1.9x-15.8x	9.4x
Corporate Bonds	19,634,055	Option Adjusted	Broker Quote	—	—
		Spread off prior
		month end broker
		quote
Corporate Bonds	989,749	Yield Analysis	Yield	4.7%	—
Preferred Stocks	591,396	Enterprise Value	Valuation Multiple	16.8x	—
Senior Fixed Rate Interests	826,987	Model Price	Market Comparable Yields	8.8%	—
Senior Floating Rate Interests	46,613,920	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	3,828,272	Option Adjusted	Broker Quote	—	—
		Spread off prior
		month end broker
		quote
Senior Floating Rate Interests	9,893,380	Yield Analysis	Yield	5.0%-9.9%	7.5%
Senior Floating Rate Interests	2,863,865	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	2,316,384	Model Price	Market Comparable Yields	5.8%-10.2%	7.7%
Senior Floating Rate Interests	986,687	Enterprise Value	Valuation Multiple	11.0x	11.0x
Senior Floating Rate Interests	401,875	Model Price	Purchase Price	—	—
Warrants	131	Enterprise Value	Valuation Multiple	16.8x	—
Total Assets	$ 106,589,093
Liabilities:
Unfunded Loan Commitments	$ 529,028	Model Price	Purchase Price	—	—

*    Inputs are weighted by the fair value of the instruments.
Significant changes in quote, yield, market comparable yields, liquidation value, purchase price or valuation multiples would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines were recently revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended November 30, 2019, the Fund had securities with a total value of $34,696,935 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a
See notes to financial statements.

48 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

total market value of $5,240 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value of the period ended November 30, 2019:

	Assets									Liabilities
				Senior				Senior
		Collateralized		Floating				Fixed		Unfunded
	Asset-Backed	Mortgage	Corporate	Rate		Common	Preferred	Rate	Total	Loan
	Securities	Obligations	Bonds	Interests	Warrants	Stocks	Stocks	Interests	Assets	Commitments
Beginning
Balance	$9,756,075	$3,932,893	$4,421,050	$20,824,542	$131	$717,392	$559,157	$835,218	$41,046,458	$(633,706)
Purchases/
(Receipts)	3,537,501	–	17,109,653	17,380,161	–	–	32,239	–	38,059,554	(298,503)
(Sales,
maturities
and paydowns)/
Fundings	(277,431)	–	(313,402)	(6,063,495)	–	(39,350)	–	–	(6,693,678)	241,338
Amortization of
premiums/
discount	164,615	(3,733)	31,190	30,991	–	–	–	2,794	225,857	–
Total realized
gains (losses)
included in
earnings	–	–	–	(498,708)	–	31,700	–	–	(467,008)	110,700
Total change in
unrealized
appreciation
(depreciation)
included in
earnings	(404,744)	237,728	(624,687)	539,197	–	(10,254)	–	(11,025)	(273,785)	51,143
Transfers into
Level 3	–	–	–	34,696,935	–	–	–	–	34,696,935	–
Transfers out of
Level 3	–	–	–	(5,240)	–	–	–	–	(5,240)	–
Ending Balance	$12,776,016	$4,166,888	$20,623,804	$66,904,383	$131	$699,488	$591,396	$826,987	$106,589,093	$(529,028)
Net change in
unrealized
appreciation
(depreciation)
for investments
in Level 3 securities
still held at
November 30,
2019	$(404,744)	$237,728	$(624,687)	$82,781	$–	$(10,254)	$–	$(11,025)	$(730,201)	$132,733

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 49

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At November 30, 2019, the repurchase agreements in the account were as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Dollar Tree, Inc.
1.25% - 1.35%			4.00%
Open Maturity*	$1,679,000	$1,679,000	05/15/25[1]	$ 910,000	$ 960,232
			Spirit AeroSystems, Inc.
			4.60%
			06/15/28[1]	400,000	433,840
			Flex Ltd.
			4.75%
			06/15/25[1]	85,000	91,520
			Univision Communications, Inc.
			5.13%
			02/15/25[1]	85,000	81,923
			Harley-Davidson, Inc.
			3.50%
			07/28/25[1]	50,000	52,075
			Univision Communications, Inc.
			5.13%
			05/15/23[1]	35,000	34,517
				1,565,000	1,654,107

See notes to financial statements.

50 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			Spirit AeroSystems, Inc.
1.35% - 1.40%			4.60%
Open Maturity*	$930,662	$930,662	06/15/28[1]	$ 410,000	$ 444,686
			Dollar Tree, Inc.
			4.00%
			05/15/25[1]	290,000	306,008
			Flex Ltd.
			4.75%
			06/15/25[1]	85,000	91,520
			Univision Communications, Inc.
			5.13%
			02/15/25[1]	60,000	57,828
			Univision Communications, Inc.
			5.13%
			05/15/23[1]	15,000	14,793
				860,000	914,835
RBC Capital Markets LLC			Harley-Davidson, Inc.
1.30%			3.50%
Open Maturity*	52,375	52,375	07/28/25[1]	50,000	52,075

BNP Paribas			Univision Communications, Inc.
1.35%			5.13%
Open Maturity*	4,638	4,638	02/15/25[1]	5,000	4,819

*	The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at November 30, 2019.
[1]	Collateral is related to securities which are being sold short.

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.
Transactions during the period ended November 30, 2019, in which the company is an affiliated issuer, were as follows:

					Change in		Shares/
				Realized	Unrealized		Face
	Value			Gain	Appreciation	Value	Amount
Security Name	05/31/19	Additions	Reductions	(Loss)	(Depreciation)	11/30/19	11/30/19
Common Stocks
BP Holdco LLC *,1	$ 19,447	$ –	$ –	$ –	$ –	$ 19,447	55,076
Targus Group
International Equity, Inc.*,1	28,515	–	(7,651)	–	1,819	22,683	12,989
Senior Floating Rate Interests
Targus Group
International, Inc.
due 05/24/16*,1,2,3	–**	–	–	–	–	–**	$155,450
	$ 47,962	$ –	$ (7,651)	$ –	$ 1,819	$ 42,130

*	Non-income producing security.
**	Market value is less than $1.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 51

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2019

[1]	Security was fair valued by the Valuation Committee at November 30, 2019. The total market value of fair valued and affiliated securities amounts to $42,130, (cost $170,660) or less than 0.1% of total net assets.
[2]	Security is in default of interest and/or principal obligations.
[3]	Variable rate security. Rate indicated is the rate effective at November 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

52 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2019

ASSETS:
Investments in unaffiliated issuers, at value (cost $704,381,390)	$678,264,252
Investments in affiliated issuers, at value (cost $170,660)	42,130
Repurchase agreements, at value (cost $2,666,675)	2,666,675
Cash	1,009,383
Restricted cash	1,877,875
Unrealized appreciation on forward foreign currency exchange contracts	1,574,336
Unamortized upfront premiums paid on credit default swap agreements	3,179
Unamortized upfront premiums paid on interest rate swap agreements	263
Prepaid expenses	7,722
Receivables:
Interest	3,286,830
Investments sold	1,805,315
Fund shares sold	731,338
Dividends	60,422
Variation margin on credit default swap agreements	17,260
Tax reclaims	1,909
Other assets	6,813
Total assets	691,355,702

LIABILITIES:
Unfunded loan commitments, at value (Note 11) (Commitment fees received $1,190,262)	529,028
Securities sold short, at value (proceeds $2,369,340)	2,625,802
Options written, at value (premiums received $12,834)	17,355
Unamortized upfront premiums received on credit default swap agreements	963,613
Unrealized depreciation on OTC swap agreements	475,800
Unrealized depreciation on forward foreign currency exchange contracts	333,013
Segregated cash due to broker	1,420,000
Payable for:
Investments purchased	7,582,069
Investment advisory fees	573,248
Offering costs	563,403
Protection fees on credit default swap agreements	235,480
Professional fees	111,266
Trustees’ fees and expenses*	26,727
Variation margin on interest rate swap agreements	6,739
Swap settlement	4,314
Variation margin on futures contracts	3,540
Other liabilities	88,803
Total liabilities	15,560,200
NET ASSETS	$675,795,502

NET ASSETS CONSIST OF:
Common stock, $0.01 par value per share; unlimited number of shares
authorized, 39,484,231 shares issued and outstanding	$394,842
Additional paid-in capital	750,929,960
Total distributable earnings (loss)	(75,529,300)
NET ASSETS	$675,795,502
Shares outstanding ($0.01 par value with unlimited amount authorized)	39,484,231
Net asset value	$17.12

*    Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 53

STATEMENT OF OPERATIONS	November 30, 2019
For the Six Months Ended November 30, 2019 (Unaudited)

INVESTMENT INCOME:
Interest from securities of unaffiliated issuers (net of foreign tax withholding $584)	$20,874,402
Dividends from securities of unaffiliated issuers	440,673
Total investment income	21,315,075

EXPENSES:
Investment advisory fees	3,314,908
Professional fees	146,909
Administration fees	69,778
Fund accounting fees	68,776
Trustees’ fees and expenses*	56,913
Printing fees	52,370
Custodian fees	43,902
Short sales interest expense	37,499
Registration and filing fees	29,745
Interest expense	14,066
Transfer agent fees	10,166
Insurance	6,528
Miscellaneous	7,682
Total expenses	3,859,242
Net investment income	17,455,833

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,665,658)
Investments sold short	(11,698)
Swap agreements	(632,803)
Futures contracts	78,278
Options purchased	(749,134)
Options written	116,691
Forward foreign currency exchange contracts	662,056
Foreign currency transactions	(75,169)
Net realized loss	(2,277,437)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(10,149,286)
Investments in affiliated issuers	1,819
Investments sold short	(122,966)
Swap agreements	(1,265,492)
Futures contracts	58,377
Options purchased	(839,938)
Options written	15,820
Forward foreign currency exchange contracts	1,429,759
Foreign currency translations	1,718
Net change in unrealized appreciation (depreciation)	(10,870,189)
Net realized and unrealized loss	(13,147,626)
Net increase in net assets resulting from operations	$4,308,207

*    Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

54 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2019

	Six Months Ended
	November 30, 2019	Year Ended
	(Unaudited)	May 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,455,833	$30,692,430
Net realized loss on investments	(2,277,437)	(9,560,369)
Net change in unrealized appreciation (depreciation)
on investments	(10,870,189)	(2,624,459)
Net increase in net assets resulting from operations	4,308,207	18,507,602
DISTRIBUTIONS:
Distributions to shareholders	(41,217,132)	(40,514,482)
Return of capital	–	(28,880,612)
Total distributions	(41,217,132)	(69,395,094)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares issued through at-the-market offering	66,793,714	155,705,147
Reinvestments of distributions	4,482,895	6,817,561
Common shares offering costs charged to paid-in capital	(396,796)	(61,023)
Net increase in net assets resulting from shareholder transactions	70,879,813	162,461,685
Net increase in net assets	33,970,888	111,574,193
NET ASSETS:
Beginning of period	641,824,614	530,250,421
End of period	$675,795,502	$641,824,614

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 55

STATEMENT OF CASH FLOWS (Unaudited)	November 30, 2019
For the Six Months Ended November 30, 2019

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$4,308,207
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating and Investing Activities:
Net change in unrealized (appreciation) depreciation on investments	10,270,433
Net change in unrealized (appreciation) depreciation on options written	(15,820)
Net change in unrealized (appreciation) depreciation on options purchased	839,938
Net change in unrealized (appreciation) depreciation on swap agreements	333,750
Net change in unrealized (appreciation) depreciation on forward foreign currency
exchange contracts	(1,429,759)
Net realized loss on investments	1,677,356
Net realized loss on options purchased	749,134
Net realized gain on options written	(116,691)
Net realized loss on swap agreements	106,914
Purchase of long-term investments	(217,001,308)
Proceeds from sale of long-term investments	99,729,412
Net proceeds from sale of short-term investments	77,703,379
Return of capital distributions received from investments	7,651
Net accretion of discount and amortization of premium	(3,903,611)
Corporate actions and other payments	(17,548)
Premiums received on options written	76,012
Cost of closing options written	(132,676)
Commitment fees received and repayments of unfunded loan commitments	(135,610)
Increase in interest receivable	(150,685)
Increase in dividends receivable	(60,422)
Increase in investments sold receivable	(1,311,701)
Decrease in variation margin on credit default swap agreements	104,040
Decrease in prepaid expenses	21,100
Decrease in tax reclaims receivable	72
Increase in other assets	(6,813)
Decrease in investments purchased payable	(3,819,115)
Decrease in professional fees payable	(93,464)
Increase in segregated cash due to broker	1,420,000
Increase in investment advisory fees payable	12,677
Increase in swap settlement payable	4,314
Decrease in protection fees on credit default swap agreements	(3,271)
Increase in variation margin on interest rate swap agreements	6,739
Decrease in variation margin on futures contracts	(11,820)
Increase in trustees’ fees and expenses payable*	2,806
Increase in accrued expenses and other liabilities	14,744
Net Cash Used in Operating and Investing Activities	$(30,821,636)

See notes to financial statements.

56 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF CASH FLOWS (Unaudited) continued	November 30, 2019
For the Six Months Ended November 30, 2019

Cash Flows From Financing Activities:
Distributions to common shareholders	$(36,734,237)
Proceeds from the issuance of common shares	66,788,719
Proceeds from reverse repurchase agreements	1,853,563
Payments made on reverse repurchase agreements	(1,853,563)
Offering costs in connection with the issuance of common shares	(269,187)
Net Cash Provided by Financing Activities	$29,785,295
Net decrease in cash	(1,036,341)
Cash at Beginning of Year (including foreign currency and restricted cash)	3,923,599
Cash at End of Year (including restricted cash)**	$2,887,258
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest	$14,066
Supplemental Disclosure of Non Cash Financing Activity: Dividend reinvestment	$4,482,895

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Includes $1,009,383 of cash and $1,877,875 of segregated cash for swap agreements with broker.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 57

FINANCIAL HIGHLIGHTS	November 30, 2019

	Period Ended
	November 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)		2019	2018	2017	2016	2015

Per Share Data:
Net asset value, beginning of period	$17.91		$19.12	$19.78	$17.50	$19.61	$20.56
Income from investment operations:
Net investment income(a)	0.46		0.97	1.23	1.61	1.40	1.28
Net gain (loss) on investments (realized and unrealized)	(0.16)		0.01	0.30	2.86	(1.33)	(0.05)
Total from investment operations	0.30		0.98	1.53	4.47	0.07	1.23
Less distributions from:
Net investment income	(1.09)		(1.12)	(2.01)	(2.18)	(1.82)	(1.42)
Capital gains	—		(0.16)	(0.18)	(0.01)	(0.36)	(0.76)
Return of capital	—		(0.91)	—	—	—	—
Total distributions to shareholders	(1.09)		(2.19)	(2.19)	(2.19)	(2.18)	(2.18)
Net asset value, end of period	$17.12		$17.91	$19.12	$19.78	$17.50	$19.61
Market value, end of period	$19.36		$19.96	$21.29	$20.94	$17.61	$21.21

Total Return(b)
Net asset value	1.66%		5.43%	8.02%	26.76%	0.80%	6.39%
Market value	2.76%		4.94%	13.31%	33.33%	-6.07%	8.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$675,796		$641,825	$530,250	$410,465	$310,246	$342,988
Ratio to average net assets of:
Net investment income, including interest expense	5.28	%(f)	5.26%	6.27%	8.55%	7.79%	6.44%
Total expenses, including interest expense(c)(d)	1.17	%(f)	1.17%	1.52%	2.35%	2.38%	2.16%
Portfolio turnover rate	17%		38%	48%	41%	116%	86%

See notes to financial statements.

58 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2019

	Period Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2019	2018	2017	2016	2015

Senior Indebtedness:
Borrowings-committed facility agreement (in thousands)	N/A	N/A	N/A	$16,705	$9,355	$45,489
Asset Coverage per $1,000 of borrowing(e)	N/A	N/A	N/A	$25,571	$34,164	$8,540

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
The ratios of total expenses to average net assets applicable to common shares do not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratios, the expense ratios would increase by 0.00%*, 0.00%*, 0.00%*, 0.00%*, 0.02% and 0.03% for the period ended November 30, 2019 and for the years ended May 31, 2019, 2018, 2017, 2016, and 2015 respectively.

(d)	Excluding interest expense, the operating expense ratios for the period ended November 30, 2019 and the years ended May 31 would be:

November 30,
2019
(Unaudited)	2019	2018	2017	2016	2015
1.16%	1.15%	1.33%	1.62%	1.74%	1.72%

(e)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings) from the Fund’s total assets and dividing by the borrowings.
(f)	Annualized.
*	Less than 0.01%.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2019

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.
Note 2 – Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

60 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.
Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.
The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange price.
The values of over-the-counter (“OTC”) swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying positions that the swaps pertain to at the close NYSE.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are treated as an adjustment to interest income.
Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.
(c) Senior Floating Rate Interests and Loan Investments
Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as

62 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

the one-month or three-month London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed on the Schedule of Investments.
The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.
(d) Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange appreciation and depreciation arise from changes in the fair

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values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(e) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in forward foreign currency exchange contracts.
(f) Distributions to Shareholders
The Fund declares and pays monthly distributions to common shareholders. These distributions consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed taxable income, the excess will be deemed a return of capital.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
(g) Restricted Cash
A portion of cash on hand relates to collateral received by the Fund for repurchase agreements and futures contracts. This amount, if any, is presented on the Statement of Assets and Liabilities as Restricted Cash. At November 30, 2019, there was $1,877,875 of restricted cash outstanding.
(h) U.S. Government Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
(i) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.
Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

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(j) Options
Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.
When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
(k) Futures Contracts
Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(l) Short Sales
When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
(m) Indemnifications
Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of

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representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Note 3 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Financial Statements.
Short Sales
A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to

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sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge	$–	$554,756,011

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Hedge, Income	$900,194	$–

Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Index Exposure	$924,615	$–

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Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multilateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity.
For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

	Average Notional Amount
Use	Long	Short
Income	$1,199,751	$–

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
	Pay	Receive
Use	Floating Rate	Floating Rate
Hedge	$–	$1,593,333

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Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will received a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
	Protection	Protection
Use	Sold	Purchased
Hedge	$–	$117,740,000

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Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge,Income	$10,281,401	$76,769,976

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2019:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Investments in unaffiliated	Variation margin on
	issuers, at value	futures contracts
Options written, at value

Interest rate contracts	Investments in unaffiliated	Variation margin on interest
	issuers, at value	rate swap agreements

Credit contracts	Unamortized upfront premiums	Unrealized depreciation on
	paid on credit default	OTC swap agreements
swap agreements

	Variation margin on credit	Unamortized upfront
	default swap agreements	premiums received on credit
default swap agreements

Currency contracts	Unrealized appreciation on	Unrealized depreciation on
	forward foreign currency	forward foreign currency
	exchange contracts	exchange contracts

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The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at November 30, 2019:

Asset Derivative Investments Value
				Options	Forward
	Swaps		Options	Purchased	Foreign
Futures	Interest	Swaps	Written	Interest	Currency	Total Value at
Equity	Rate	Credit	Equity	Rate	Exchange	November 30,
Risk*	Risk	Risk*	Risk	Risk	Risk	2019
$40,208	$4,628	$–	$–	$922,460	$1,574,336	$2,541,632

Liability Derivative Investments Value
				Options	Forward
	Swaps		Options	Purchased	Foreign
Futures	Interest	Swaps	Written	Interest	Currency	Total Value at
Equity	Rate	Credit	Equity	Rate	Exchange	November 30,
Risk*	Risk	Risk*	Risk	Risk	Risk	2019
$–	$–	$1,936,791	$17,355	$–	$333,013	$2,287,159

*	Includes cumulative appreciation (depreciation) of futures contracts and OTC and centrally-cleared swap agreements as reported on the Schedule of Investments. For futures contracts and centrally-cleared swaps, variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended November 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation
(depreciation) on futures contracts
Net realized gain (loss) on options written
Net change in unrealized appreciation
(depreciation) on options written

Interest rate contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation
(depreciation) on options purchased
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation
(depreciation) on swap agreements

Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation
(depreciation) on swap agreements

Currency contracts	Net realized gain (loss) on forward foreign
currency exchange contracts
Net change in unrealized appreciation
(depreciation) on forward foreign currency
exchange contracts

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The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended November 30, 2019:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
				Options	Forward
	Swaps		Options	Purchased	Foreign
Futures	Interest	Swaps	Written	Interest	Currency
Equity	Rate	Credit	Equity	Rate	Exchange
Risk	Risk	Risk	Risk	Risk	Risk	Total
$ 78,278	$(632,358)	$ (445)	$ 116,691	$ (749,134)	$ 662,056	$ (524,912)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
				Options	Forward
	Swaps		Options	Purchased	Foreign
Futures	Interest	Swaps	Written	Interest	Currency
Equity	Rate	Credit	Equity	Rate	Exchange
Risk	Risk	Risk	Risk	Risk	Risk	Total
$ 58,377	$ 4,628	$(1,270,120)	$ 15,820	$ (839,938)	$ 1,429,759	$ (601,474)

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are

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indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.
Note 4 – Offsetting
In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund,

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as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Assets	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Assets[1]	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward foreign
currency
exchange
contracts	$1,574,336	$–	$1,574,336	$(622,884)	$(620,616)	$330,836
Options purchased
contracts	922,460	–	922,460	–	(679,140)	243,320

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Liabilities	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Liabilities[1]	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Credit
default
swap
agreements	$460,117	$–	$460,117	$(316,794)	$–	$143,323
Forward foreign
currency
exchange
contracts	333,013	–	333,013	(306,090)	–	26,923
Sovereign
debt swap
agreements	15,683	–	15,683	–	–	15,683

[1] Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of November 30, 2019.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Credit default swap agreements	$1,137,777	$–
BofA Securities, Inc.	Interest rate swap agreements	740,098	–
Citigroup Global Markets Inc.	Forward foreign currency exchange
	contracts, Options purchased	–	1,420,000
		$1,877,875	$1,420,000

Note 5 – Fees and Other Transactions with Affiliates
Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or “Sub-Adviser”), provides personnel including certain officers required for the Fund’s administrative management and compensates the officers and trustees of the Fund who are affiliates of the Adviser. As compensation for these services, the Fund pays the Adviser a fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily managed assets.
Pursuant to a Sub-Advisory Agreement among the Fund, the Adviser and GPIM, GPIM under the supervision of the Fund’s Board of Trustees and the Adviser, provides a continuous investment program for the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are GPIM’s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.50% of the Fund’s average daily managed assets.
For purposes of calculating the fees payable under the foregoing agreements, average daily managed assets means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. Total assets means all of the Fund’s assets and is not limited to its investment securities. Accrued liabilities means all of the Fund’s liabilities other than borrowings for investment purposes.
Certain officers and trustees of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers who are officers, directors and/or employees of the aforementioned firms.
GFIA pays operating expenses on behalf of the Fund, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis.
MUFG Investor Service (US), LLC (“MUIS”) acts as the Fund’s administrator and accounting agent. As administrator and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

aforementioned services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily managed assets subject to certain minimum monthly fees and out of pocket expenses.
Note 6 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly quote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 7 – Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the period ended November 30, 2019, the average daily balance for which reverse repurchase agreements were outstanding amounted to $682,964. The weighted average interest rate was (0.80%). As of November 30, 2019, there were no reverse repurchase agreements outstanding.
Note 8 – Borrowings
The Fund has entered into a $80,000,000 credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the lender. Interest on the amount borrowed is based on the 3 month LIBOR plus 0.85%. The Fund did not have any borrowings outstanding in connection with the Fund’s credit facility as of or for the period ended November 30, 2019.
The credit facility agreement governing the loan facility includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.
There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

Note 9 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.
At November 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Net
	Tax	Tax	Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$704,883,855	$10,331,452	$(37,536,039)	$(27,204,587)

As of May 31, 2019, (the most recent fiscal year end for U.S. federal income tax purposes) tax components of distributable earnings/)loss) were as follows:

Net
Accumulated	Unrealized
Capital and	Appreciation/
Other Losses	(Depreciation)	Total
$(14,654,569)	$(23,965,806)	$(38,620,375)

For the year ended May 31, 2019, (the most fiscal year end for U.S. federal income tax purposes) the tax character of distributions paid to shareholders as reflected in the Statement of Changes in Net Assets was follows:

Ordinary	Long-Term	Return of
Income	Capital Gain	Capital	Total
$38,174,878	$2,339,604	$28,880,612	$69,395,094

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

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Uncertain tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).
Note 10 – Securities Transactions
For the period ended November 30, 2019, the cost of purchases and proceeds from sales of investment securities, excluding written options, swap agreements, futures contracts and short-term investments were as follows:

Purchases	Sales
$217,001,308	$99,729,412

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period November 30, 2019, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Gain
$2,764,438	$–	$–

Note 11 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of November 30, 2019. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, illiquid securities, and liquid term loans as a reserve. As of November 30, 2019, the total amount segregated in connection with unfunded loan commitments was $14,927,578.
The unfunded loan commitments as of November 30, 2019, were as follows:

Borrower	Maturity Date	Face Amount*	Value
Alexander Mann	12/16/24	GBP 1,250,000	$179,649
Anchor Packaging LLC	07/18/26	296,154	1,405
Apro LLC	11/14/26	380,000	3,752
Aspect Software, Inc.	07/15/23	211,650	2,595
BCPE Empire Holdings, Inc.	06/11/26	272,975	2,388
Cypress Intermediate Holdings III, Inc.	04/27/22	1,250,000	74,102
DCG Acquisition Corp.	09/30/26	243,333	5,981
Examworks Group, Inc.	01/27/23	1,500,000	69,770
Fortis Solutions Group LLC	12/15/23	163,320	13,540

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

Borrower	Maturity Date	Face Amount*	Value
Galls LLC	01/31/25	349,651	$2,908
Galls LLC	01/31/24	24,963	2,260
Hostess Brands LLC	08/03/20	500,000	9,603
Lytx, Inc.	08/31/22	52,632	3,625
Mavis Tire Express Services Corp.	03/20/25	26,154	1,460
MRI Software LLC	06/30/23	50,000	2,838
OEConnection LLC	09/25/26	147,186	717
Packaging Coordinators Midco, Inc.	07/01/21	1,500,000	59,416
SHO Holding I Corp.	10/27/21	166,000	17,430
Situs AMC Holdings Corp.	06/30/25	129,730	–
SLR Consulting Ltd.	05/23/25	GBP 95,630	2,660
Solera LLC	03/03/21	2,033,000	72,038
Trader Interactive	06/15/23	115,385	–
WIRB - Copernicus Group, Inc.	08/15/22	287,347	891
			$529,028

* The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP – British Pound

Note 12 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 2.88% (1 Month USD LIBOR + 0.55%,
Rate Floor: 0.55%) due 03/15/19[1,4]	10/14/09	$5,384,675	$106,420
Atlas Mara Ltd.
8.00% due 12/31/20	10/01/15	2,099,971	1,947,000
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[2,5]	11/29/12	2,450,500	1,118,445
Babson CLO Ltd.
2014-IA, due 07/20/25[2]	10/13/17	1,535,100	433,242
Basic Energy Services, Inc.
10.75% due 10/15/23	09/25/18	496,100	357,500
Beverages & More, Inc.
11.50% due 06/15/22	06/16/17	628,132	409,500
Bruin E&P Partners LLC
8.88% due 08/01/23	07/23/18	976,235	633,600
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[2]	09/20/12	2,515,500	1,286,537
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	331,300	347,647
CNB Financial Corp.
5.75% due 10/15/26[3]	09/14/16	2,000,000	2,038,855
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[2]	01/29/15	971,250	649,754
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[2]	04/18/18	879,687	706,816
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[2]	07/24/17	3,089,900	2,441,887
Exide International Holdings, LP
10.75% (in-kind rate was 4.50%) due 10/31/21[6]	05/31/19	683,332	710,989

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

Restricted Securities	Acquisition Date	Cost	Value
Exide Technologies
11.00% due 10/31/24[5]	07/02/19	$1,957,262	$1,661,975
FDF I Ltd.
2015-1A, 7.50% due 11/12/30	04/22/16	988,483	989,247
FDF II Ltd.
2016-2A, 7.70% due 05/12/31	04/15/16	2,982,687	2,974,679
FLNG Liquefaction 2 LLC
4.13% due 03/31/38	07/23/19	111,102	116,326
Freddie Mac Military Housing Bonds Resecuritization
Trust Certificates
2015-R1, 5.49% (WAC) due 11/25/52[1]	09/10/19	3,708,110	3,652,260
Highland Park CDO I Ltd.
2006-1A, 3.05% (3 Month USD LIBOR + 0.40%,
Rate Floor 0.00%) due 11/25/51[1,5]	04/14/15	110,010	133,869
KVK CLO Ltd.
2013-1A, due 01/14/28[2,5]	10/21/14	1,802,625	713,389
Marathon CLO V Ltd.
2013-5A, due 11/21/27[2]	09/28/15	2,147,334	349,177
Mirabela Nickel Ltd.
due 06/24/19[4]	12/31/13	1,259,370	69,409
Princess Juliana International Airport Operating
Company N.V.
5.50% due 12/20/27	12/17/12	1,453,713	1,402,855
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	451,330	404,367
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[2]	09/28/15	1,009,500	504,949
Voya CLO Ltd.
2013-1A, due 10/15/30[2]	01/30/18	1,810,750	1,259,499
West CLO Ltd.
2013-1A, due 11/07/25[2]	11/06/14	982,125	200,343
		$44,816,083	$27,620,536

[1]	Variable rate security. Rate indicated is the rate effective at November 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is in default of interest and/or principal obligations.
[5]	All or a portion of this security has been physically segregated in connection with unfunded loan commitments.
[6]	Payment in-kind security.

Note 13 – Capital
Common Shares
The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 39,484,231 issued and outstanding.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2019

Transactions in common shares were as follows:

	Period Ended
	November 30,	Year Ended
	2019	May 31, 2019
Beginning shares	35,845,939	27,733,512
Shares issued through at-the-market offering	3,399,848	7,758,097
Shares issued through dividend reinvestment	238,444	354,330
Ending shares	39,484,231	35,845,939

On July 1, 2019, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allows for the issuance of up to $350,000,000 of common shares. On July 1, 2019, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 11,250,000 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
As of November 30, 2019, up to 8,587,842 shares remained available under the at-the-market sales agreement. For the period ended November 30, 2019, the Fund paid $269,188 for offering costs associated with the at-the market offering, and will be responsible for additional offering costs in the future of up to 0.60% of the offering price of commons shares sold pursuant to the shelf registration statement.
Note 14 – Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. As of June 1, 2019, the Fund has fully adopted the provisions of the 2017 ASU which was applied on a modified-retrospective basis, as prescribed. The adoption did not result in a cumulative-effect adjustment as of the beginning of the period and had no impact on total distributable earnings, net assets, the current period results from operations, or any prior period information presented in the financial statements.
Note 15 – Subsequent Events
The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

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OTHER INFORMATION (Unaudited)	November 30, 2019

Federal Income Tax Information
In January 2020, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the U.S. federal tax status of the distributions received by you in the calendar year 2019.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classifica -tion System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.
Trustees
The Trustees of the Guggenheim Strategic Opportunities Fund and their principal business occupations during the past five years:

	Position(s)	Term of Office		Number of
Name, Address*	Held	and Length		Portfolios in
and Year of Birth	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
of Trustees	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes	Trustee	Since 2004	Current: Private Investor (2001-present).	158	Current: Trustee, Purpose Investments
(1951)					Funds (2013-present).
Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997);
			President, Pizza Hut International (1991-1993); Senior Vice President,		Former: Managed Duration Investment
			Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).		Grade Municipal Fund (2003-2016).
Angela Brock-Kyle	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm).	157	Current: Hunt Companies, Inc. (2019-
(1959)					present).
Former: Senior Leader, TIAA (financial services firm) (1987-2012).
Former: Infinity Property & Casualty
Corp. (2014-2018).

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OTHER INFORMATION (Unaudited) continued	November 30, 2019

	Position(s)	Term of Office		Number of
Name, Address*	Held	and Length		Portfolios in
and Year of Birth	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
of Trustees	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Donald A.	Trustee and	Since 2014	Current: Retired.	157	Former: Midland Care, Inc. (2011-2016).
Chubb, Jr.	Chairman of
(1946)	the Valuation		Former: Business broker and manager of commercial real estate, Griffith &
	Oversight		Blair, Inc. (1997-2017).
Committee
Jerry B. Farley	Trustee and	Since 2014	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust
(1946)	Chairman of				(2000-present).
the Audit
	Committee				Former: Westar Energy, Inc. (2004-2018).
Roman	Trustee and	Since 2011	Current: Founder and Managing Partner, Roman Friedrich & Company	157	Former: Zincore Metals, Inc.
Friedrich III	Chairman of		(1998-present).		(2009-2019).
(1946)	the Contracts
Review
Committee
Thomas F.	Trustee and	Since 2019	Current: President, Global Trends Investments (registered investment adviser)	157	Current: US Global Investors (GROW)
Lydon, Jr.	Vice Chairman		(1996-present).		(1995-present); and Harvest Volatility
(1960)	of the Contracts				Edge Trust (3) (2017-present).
Review
Committee
Ronald A. Nyberg	Trustee and	Since 2004	Current: Partner, Momkus LLC (2016-present).	158	Current: PPM Funds (9) (2018-present);
(1953)	Chairman of				Edward-Elmhurst Healthcare System
	the Nominating		Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive		(2012-present); Western Asset Inflation-
	and Governance		Vice President, General Counsel, and Corporate Secretary, Van		Linked Opportunities & Income Fund
	Committee		Kampen Investments (1982-1999).		(2004-present); Western Asset Inflation-
Linked Income Fund (2003-present).

Former: Managed Duration Investment
Grade Municipal Fund (2003-2016).

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OTHER INFORMATION (Unaudited) continued	November 30, 2019

	Position(s)	Term of Office		Number of
Name, Address*	Held	and Length		Portfolios in
and Year of Birth	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
of Trustees	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Sandra G. Sponem	Trustee	Since 2019	Current: Retired.	157	Current: SPDR Series Trust (78)
(1958)					(2018-present); SPDR Index Shares
			Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson		Funds (31) (2018-present); SSGA Active
			Companies, Inc. (general contracting firm) (2007-2017).		Trust (12) (2018-present); and SSGA
Master Trust (1) (2018-present).
Ronald E.	Trustee and	Since 2004	Current: Portfolio Consultant (2010-present); Member, Governing Council,	157	Current: Western Asset Inflation-Linked
Toupin, Jr.	Chairman of		Independent Directors Council (2013-present); Governor, Board of Governors,		Opportunities & Income Fund
(1958)	the Board		Investment Company Institute (2018-present).		(2004-present); Western Asset Inflation-
Linked Income Fund (2003-present).
Former: Member, Executive Committee, Independent Directors Council
			(2016-2018); Vice President, Manager and Portfolio Manager,		Former: Managed Duration Investment
			Nuveen Asset Management (1998-1999); Vice President, Nuveen		Grade Municipal Fund (2003-2016).
Investment Advisory Corp. (1992-1999); Vice President and Manager,
Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice
President and Portfolio Manager, Nuveen Unit Investment Trusts
(1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

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OTHER INFORMATION (Unaudited) continued	November 30, 2019

	Position(s)	Term of Office		Number of
Name, Address*	Held	and Length		Portfolios in
and Year of Birth	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
of Trustees	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Interested Trustee:
Amy J. Lee***	Trustee,	Since 2018	Current: Interested Trustee, certain other funds in the Fund Complex	157	None.
(1961)	Vice President	(Trustee)	(2018-present); Chief Legal Officer, certain other funds in the Fund Complex
	and Chief		(2014-present); Vice President, certain other funds in the Fund Complex
	Legal Officer	Since 2014	(2007-present); Senior Managing Director, Guggenheim Investments
		(Chief Legal	(2012-present).
Officer)
Former: President and Chief Executive Officer (2017-2018); President, certain
		Since 2012	other funds in the Fund Complex (2017-2019); Vice President, Associate
		(Vice President)	General Counsel and Assistant Secretary, Security Benefit Life Insurance Company
and Security Benefit Corporation (2004-2012).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.

— Messrs. Barnes, Chubb, Friedrich, Ms. Brock-Kyle and Ms. Lee are Class I Trustees. Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2020.

— Messrs. Farley, Lydon, Jr., Nyberg, Toupin and Ms. Sponem are Class II Trustees. Class II Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2021.

***	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Investment Adviser and/or the parent of the Investment Adviser.

86 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

OTHER INFORMATION (Unaudited) continued	November 30, 2019

OFFICERS
The Officers of the Guggenheim Strategic Opportunities Fund, who are not Trustees, and their principal occupations during the past five years:

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of	Principal Occupations
and Year of Birth	Trust	Time Served**	During Past Five Years
Officers:
Brian E. Binder	President	Since 2018	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer,
(1972)	and Chief		Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative
	Executive		Officer, Guggenheim Investments (2018-present).
Officer
Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset
Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).
Joanna M.	Chief	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments
Catalucci	Compliance		(2014-present).
(1966)	Officer
Former: AML Officer, certain funds in the Fund Complex (2016-2017); Chief Compliance Officer and Secretary, certain other funds in the Fund
Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief
Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
James M. Howley	Assistant	Since 2006	Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex
(1972)	Treasurer		(2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).
Mark E.	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Mathiasen
(1978)
Glenn McWhinnie	Assistant	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
(1969)	Treasurer
Michael P. Megaris	Assistant	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
(1984)	Secretary

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 87

OTHER INFORMATION (Unaudited) continued	November 30, 2019

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of	Principal Occupations
and Year of Birth	Trust	Time Served**	During Past Five Years
Officers continued:
Adam J. Nelson	Assistant	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).
(1979)	Treasurer
Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant
Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott	Assistant	Since 2012	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).
(1974)	Treasurer
Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for
Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen
Investments, Inc./Morgan Stanley Investment Management (2005-2009).
Bryan Stone	Vice	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).
(1979)	President
Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).
John L. Sullivan	Chief	Since 2010	Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior
(1955)	Financial		Managing Director, Guggenheim Investments (2010-present).
Officer, Chief
	Accounting		Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010);
	Officer and		Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial
	Treasurer		Officer and Treasurer, Van Kampen Funds (1996-2004).
Jon Szafran	Assistant	Since 2017	Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).
(1989)	Treasurer
Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors
(North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund
Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Fund.

88 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2019

Unless the registered owner of common shares elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.
If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 89

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2019

amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.
There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170: Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

90 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION	November 30, 2019

Board of Trustees

Randall C. Barnes

Angela Brock-Kyle

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Amy J. Lee*

Thomas F. Lydon Jr.

Ronald A. Nyberg

Sandra G. Sponem

Ronald E. Toupin, Jr.,
Chairman

* This Trustee is an “interested person” (as
defined in Section 2(a)(19) of the 1940 Act)
(“Interested Trustee”) of the Fund because of
her position as President of the Investment
Adviser and Sub-Adviser.

Principal Executive Officers

Brian E. Binder
President and Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Vice President and Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer, Chief Accounting
Officer and Treasurer

Investment Adviser
Guggenheim Funds Investment
Advisors, LLC
Chicago, IL

Investment Sub-Adviser
Guggenheim Partners Investment
Management, LLC
Santa Monica, CA

Administrator and Accounting Agent
MUFG Investor Services (US), LLC
Rockville, MD

Custodian
The Bank of New York Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
Washington, D.C.

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Tysons, VA

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 91

FUND INFORMATION continued	November 30, 2019

Privacy Principles of Guggenheim Strategic Opportunities Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.
Questions concerning your shares of Guggenheim Strategic Opportunities Fund?
•     If your shares are held in a Brokerage Account, contact your Broker.

•
If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; (866) 488-3559 or online at www.computershare.com/investor

This report is sent to shareholders of Guggenheim Strategic Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 991-0091.
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 991-0091, by visiting the Fund’s website at guggenheiminvestments.com/gof or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for the reporting periods ended prior to August 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC website at www.sec.gov or at guggenheiminvestments.com/gof. The Fund’s Forms N-PORT and N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC and that information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Notice to Shareholders
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market or in private transactions.

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GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 95

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.
Investment Philosophy
GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.
Investment Process
GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/20)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
CEF-GOF-SAR-1119

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for a semi-annual reporting period.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
(a)   Not applicable for a semi-annual reporting period.
(b)   There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a)      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The registrant has not participated in securities lending activities during the period covered by this report.
(b) Not applicable.
Item 13.  Exhibits.
(a)(1) Not applicable
(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
 (a)(3) Not applicable.
(b)     Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategic Opportunities Fund
By:        /s/ Brian E. Binder
Name:  Brian E. Binder
Title:    President and Chief Executive Officer
Date:     February 10, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:        /s/ Brian E. Binder
Name:  Brian E. Binder
Title:    President and Chief Executive Officer
Date:     February 10, 2020
By:        /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:     February 10, 2020